UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05685

Williamsburg Investment Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

John H. Chilton Esq.

Sullivan & Worcester LLP 1666 K Street NW Washington, D.C. 20006
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)
The Jamestown Equity Fund

(JAMEX)

Semi-Annual Shareholder Report - September 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about The Jamestown Equity Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/jamestown/. You can also request this information by contacting us at (866) 738-1126.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Jamestown Equity Fund (The)	$53	0.95%

How did the Fund perform during the reporting period?

       For the six-month period ending September 30, 2025, The Jamestown Equity Fund return of 20.58% compared to 19.96% for the S&P 500® Index. Sector allocation was a minor detractor for the six months, while stock selection was responsible for the outperformance. The primary drivers of the positive contribution from security selection were in the Technology, Financials, and Communication sectors, partially offset by slight underperformance in the Consumer Discretionary, Consumer Staples, and Utilities sectors.

       For the six months ended September 30, 2025, equity markets delivered strong performance as decent economic and earnings news offset the concerns over tariffs and the potential for higher inflation. The initial tariffs released in the Rose Garden on April 2nd caused equity and bond markets to swiftly sell-off as concerns quickly emerged they were intended to upend global trade. The backpedaling at the White House began almost immediately, with extensions, talks, threats, trade meetings, half-deals, more threats, and more extensions leading to a rapid recovery in equity markets.

       The technology/artificial intelligence trade continues to dominate markets punctuated by numerous multi-billion dollar announcements over the past six months to further build out the infrastructure required to support the need for massive computing power. Markets have also been supported by the Federal Reserve resuming interest rate cuts after a year-long pause as the Fed acknowledged a more balanced risk between high inflation and slower employment growth. Longer term interest rates also declined modestly over the past six months helping to support equity markets.

       The Jamestown Fund remains well diversified across sector allocations. At the end of September 2025, 93.73% of the Fund was invested in a diversified portfolio of equities, while the Fund had 6.27% in cash. The Fund was slightly overweighted in the Energy sector and underweighted in the Consumer Staples, Health Care and Materials sectors at the end of September 2025.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

$50,000
$40,000
$30,000
$20,000
$10,000
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025
Jamestown Equity Fund (The) - $38,382
S&P 500® Index - $41,530

	Jamestown Equity Fund (The)	S&P 500® Index
Sep-2015	$10,000	$10,000
Sep-2016	$10,844	$11,543
Sep-2017	$12,490	$13,691
Sep-2018	$14,589	$16,143
Sep-2019	$15,063	$16,830
Sep-2020	$17,512	$19,380
Sep-2021	$23,243	$25,194
Sep-2022	$19,639	$21,296
Sep-2023	$24,084	$25,900
Sep-2024	$32,980	$35,315
Sep-2025	$38,382	$41,530

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Jamestown Equity Fund (The)	20.58%	16.38%	16.99%	14.40%
S&P 500® Index	19.96%	17.60%	16.47%	15.30%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$65,451,867
  Number of Portfolio Holdings48
  Advisory Fee (net of waivers)$193,473
  Portfolio Turnover3%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	81.3%
Exchange-Traded Funds	12.4%
Money Market Funds	6.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
27.0%
Exchange-Traded Funds
12.4%
Communications
11.9%
Financials
11.5%
Industrials
7.4%
Consumer Discretionary
7.4%
Money Market Funds
6.3%
Health Care
5.0%
Energy
4.7%
Consumer Staples
3.2%
Utilities
1.9%
Real Estate
1.4%
Liabilities in Excess of Other Assets
-0.1%

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Real Estate	1.4%
Utilities	1.9%
Consumer Staples	3.2%
Energy	4.7%
Health Care	5.0%
Money Market Funds	6.3%
Consumer Discretionary	7.4%
Industrials	7.4%
Financials	11.5%
Communications	11.9%
Exchange-Traded Funds	12.4%
Technology	27.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corporation	5.9%
Alphabet, Inc. - Class C	5.7%
Microsoft Corporation	5.4%
Apple, Inc.	4.7%
Meta Platforms, Inc. - Class A	4.3%
Vanguard Information Technology ETF	4.0%
Amazon.com, Inc.	3.7%
Broadcom, Inc.	3.5%
JPMorgan Chase & Company	3.5%
Health Care Select Sector SPDR Fund (The)	2.7%

Material Fund Changes

No material changes occurred during the period ended September 30, 2025.

The Jamestown Equity Fund (JAMEX)

Semi-Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/jamestown/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 093025-JAMEX

The Government Street Equity Fund

(GVEQX)

Semi-Annual Shareholder Report - September 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about The Government Street Equity Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/govstreet/. You can also request this information by contacting us at (866) 738-1125.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Government Street Equity Fund (The)	$47	0.84%

How did the Fund perform during the reporting period?

       Your Fund continued to have good relative and absolute performance in the recent 6-month period. The Technology sector and other growth type securities in other sectors substantially outperformed value oriented investments. Within the growth category, almost any company with Artificial Intelligence connections turned in superior results. If results hold, this will be the third year in a row that your Fund will provide 20%+ performance.

       Generally, it is anticipated that there will be some rotation toward performance in other investment sectors. However, the concentration on Technology at this point totally eclipses the results of other type investments across all other sectors of the market.

       An overview of some results for the semi-annual period will illustrate the skewed performances. The Technology sector of the Fund was a positive 50.9%. A sample of securities in this area are Palantir Technologies, Inc. - Class A 118.4%, Oracle Corporation 105.6%, NVIDIA Corporation 70.1%, and TE Connectivity plc 58.8%. Growth stocks in other areas also generated outsized results. Alphabet, Inc. - Class A (Google) 56.2%, CRISPR Therapeutics AG 98.6%, AeroVironment, Inc. 77.8%, and Constellation Energy Corporation 69.7%. The Fund ended the six months holding 78 individual stocks, 4 broadly diversified Exchange-Traded Funds ("ETFs") and 1 Money Market Fund. As of September 30, 2025, stocks and ETFs represented 97.0% of the Fund's investments.

       Note: The investment performances listed for economic sectors and securities in the preceding paragraph is extracted from an in-house independent time weighted rates of return computation by the Addepar portfolio accounting system. The calculations are gross investment returns. Total investment returns are for the six months ended September 30, 2025.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

$50,000
$40,000
$30,000
$20,000
$10,000
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025
Government Street Equity Fund (The) - $40,749
S&P 500® Index - $41,530

	Government Street Equity Fund (The)	S&P 500® Index
Sep-2015	$10,000	$10,000
Sep-2016	$10,929	$11,543
Sep-2017	$12,865	$13,691
Sep-2018	$15,009	$16,143
Sep-2019	$15,620	$16,830
Sep-2020	$18,658	$19,380
Sep-2021	$24,007	$25,194
Sep-2022	$20,333	$21,296
Sep-2023	$24,165	$25,900
Sep-2024	$33,923	$35,315
Sep-2025	$40,749	$41,530

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Government Street Equity Fund (The)	23.84%	20.12%	16.91%	15.08%
S&P 500® Index	19.96%	17.60%	16.47%	15.30%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$106,498,547
  Number of Portfolio Holdings83
  Advisory Fee $296,090
  Portfolio Turnover10%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	91.0%
Exchange-Traded Funds	6.0%
Money Market Funds	3.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology 30.1%
Financials 13.9%
Industrials 13.4%
Communications 8.2%
Consumer Discretionary 7.3%
Health Care 6.3%
Exchange-Traded Funds 6.0%
Consumer Staples 3.8%
Money Market Funds 3.0%
Energy 2.9%
Materials 2.0%
Utilities 1.6%
Real Estate 1.5%

Value	Value
Real Estate	1.5%
Utilities	1.6%
Materials	2.0%
Energy	2.9%
Money Market Funds	3.0%
Consumer Staples	3.8%
Exchange-Traded Funds	6.0%
Health Care	6.3%
Consumer Discretionary	7.3%
Communications	8.2%
Industrials	13.4%
Financials	13.9%
Technology	30.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corporation	15.1%
JPMorgan Chase & Company	4.7%
Alphabet, Inc. - Classes A & C	4.4%
Microsoft Corporation	3.6%
Walmart, Inc.	2.7%
Roundhill Ball Metaverse ETF	2.5%
AbbVie, Inc.	2.5%
Amazon.com, Inc.	2.5%
Apple, Inc.	2.4%
Meta Platforms, Inc. - Class A	2.2%

Material Fund Changes

No material changes occurred during the period ended September 30, 2025.

The Government Street Equity Fund (GVEQX)

Semi-Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/govstreet/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 093025-GVEQX

The Government Street Opportunities Fund

(GVMCX)

Semi-Annual Shareholder Report - September 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about The Government Street Opportunities Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/govstreet/. You can also request this information by contacting us at (866) 738-1125.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Government Street Opportunities Fund (The)	$56	1.03%

How did the Fund perform during the reporting period?

       Mid capitalization stocks turned in semi-annual performances that generally trailed the larger capitalization stocks in the market. The performances were led by securities that had some involvement in Artificial Intelligence. Your Fund continues to hold some securities that were purchased as mid cap investments that have grown to the large cap. Their built-in capital gains along with their future prospects support our decision to maintain these positions.

       Over longer periods we expect that mid capitalization companies will outperform the larger capitalization constituents. That expectation is based primarily on the life cycle nature of company growth, as large capitalization companies trend toward entering the mature stage of the cycle, and scale generally mitigates aggressive growth. That expectation has not held up in the current environment of continued growth of large capitalization Technology companies.

       An overview of some semi-annual performances in the Fund illustrates the previous observation. Dave, Inc. 133.5%, Palantir Technologies, Inc. - Class A 118.4%, Rigetti Computing, Inc. 281.1%, LAM Research Corporation 96.9%, AeroVironment, Inc. 184.2%, NVIDIA Corporation 70.2%, and Nebius Group N.V. 413.9%. All companies, except Dave, Inc., had some Artificial Intelligence element in their business. The Fund ended the semi-annual period holding 78 individual stocks, 5 broadly diversified Exchange-Traded Funds and 1 Money Market. As of September 30, 2025, individual stocks represented 83.7% of the Fund’s investments.

       Note: The investment performances listed for economic sectors and securities in the preceding paragraph is extracted from an in-house independent time weighted rates of return computation by the Addepar portfolio accounting system. The calculations are gross investment returns. Total investment returns are for the six months ended September 30, 2025.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

$40,000
$30,000
$20,000
$10,000
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025
Government Street Opportunities Fund (The) - $35,347
Russell 3000® Index - $39,447
S&P MidCap 400® Index - $27,949

	Government Street Opportunities Fund (The)	Russell 3000® Index	S&P MidCap 400® Index
Sep-2015	$10,000	$10,000	$10,000
Sep-2016	$11,407	$11,496	$11,533
Sep-2017	$13,650	$13,647	$13,553
Sep-2018	$15,421	$16,046	$15,478
Sep-2019	$16,325	$16,514	$15,093
Sep-2020	$17,462	$18,992	$14,767
Sep-2021	$24,102	$25,045	$21,217
Sep-2022	$21,242	$20,630	$17,982
Sep-2023	$24,408	$24,852	$20,771
Sep-2024	$31,307	$33,598	$26,336
Sep-2025	$35,347	$39,447	$27,949

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Government Street Opportunities Fund (The)	15.99%	12.91%	15.15%	13.46%
Russell 3000® Index	20.07%	17.41%	15.74%	14.71%
S&P MidCap 400® Index	12.63%	6.13%	13.61%	10.82%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$80,688,669
  Number of Portfolio Holdings84
  Advisory Fee $295,878
  Portfolio Turnover10%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	83.7%
Exchange-Traded Funds	11.1%
Money Market Funds	5.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology 21.0%
Industrials 18.1%
Financials 17.5%
Exchange-Traded Funds 11.1%
Health Care 7.3%
Materials 6.0%
Money Market Funds 5.2%
Consumer Discretionary 5.0%
Real Estate 2.7%
Energy 2.7%
Consumer Staples 2.1%
Utilities 1.0%
Communications 0.3%

Value	Value
Communications	0.3%
Utilities	1.0%
Consumer Staples	2.1%
Energy	2.7%
Real Estate	2.7%
Consumer Discretionary	5.0%
Money Market Funds	5.2%
Materials	6.0%
Health Care	7.3%
Exchange-Traded Funds	11.1%
Financials	17.5%
Industrials	18.1%
Technology	21.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corporation	11.2%
SPDR S&P MidCap 400® ETF Trust	5.2%
iShares Core S&P Mid-Cap ETF	4.0%
Nasdaq, Inc.	2.5%
Berkley (W.R.) Corporation	2.4%
Arthur J. Gallagher & Company	2.3%
Mid-America Apartment Communities, Inc.	2.3%
Waste Connections, Inc.	2.3%
CME Group, Inc.	2.0%
L3Harris Technologies, Inc.	2.0%

Material Fund Changes

No material changes occurred during the period ended September 30, 2025.

The Government Street Opportunities Fund (GVMCX)

Semi-Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/govstreet/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 093025-GVMCX

Davenport Core Leaders Fund

(DAVPX)

Semi-Annual Shareholder Report - September 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Davenport Core Leaders Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://www.investdavenport.com/davenport-asset-management/documents-applications/. You can also request this information by contacting us at (800) 281-3217.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davenport Core Leaders Fund	$46	0.85%

How did the Fund perform during the reporting period?

      During the third quarter, equity market performance continued to reflect strong gains in the Information Technology sector, fueled by ongoing investor sentiment favoring artificial intelligence. Although the Information Technology sector was the Davenport Core Leaders Fund’s (DAVPX) strongest contributor to quarterly performance, the Fund’s underweight stance versus the S&P 500® Index, including several key Magnificent 7 stocks, impacted relative performance.

      In the third quarter, the strongest performance for the Fund was concentrated in the Technology and Communications Services sectors including NVIDIA Corp. (NVDA), Alphabet, Inc. (GOOGL), Apple, Inc. (AAPL), and Broadcom, Inc. (AVGO). NVIDIA was once again the strategy’s top performer for the period as the company continues to be at the vanguard of artificial intelligence. The Fund’s significant underweighting of the Technology sector and the Magnificent 7 did present a challenge to performance in the quarter but largely reflects our ongoing risk management discipline around position sizing and concentration.

      Novo Nordisk A/S (NVO) was the Fund’s largest performance detractor in the quarter as the company lowered its guidance for the year amidst a challenging competitive environment in the GLP-1 space from compounded alternatives to Semaglutide. With the FDA removal of Semaglutide from the drug shortage list and given Novo’s wide pipeline of developmental drugs, we remain optimistic about the secular potential for the company. Other key performance detractors in the quarter included ServiceNow, Inc. (NOW) and Spotify Technology S.A. (SPOT).

      Our balanced approach to managing risk may have presented short-term challenges in achieving superior relative performance in the third quarter, but we remain committed to what we believe is a prudent long-term investment strategy.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Davenport Core Leaders Fund - $32,728
S&P 500® Index - $41,530
$50,000
$40,000
$30,000
$20,000
$10,000
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	Davenport Core Leaders Fund	S&P 500® Index
Sep-2015	$10,000	$10,000
Sep-2016	$11,112	$11,543
Sep-2017	$13,005	$13,691
Sep-2018	$14,737	$16,143
Sep-2019	$15,941	$16,830
Sep-2020	$17,444	$19,380
Sep-2021	$21,920	$25,194
Sep-2022	$17,614	$21,296
Sep-2023	$21,518	$25,900
Sep-2024	$29,310	$35,315
Sep-2025	$32,728	$41,530

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Davenport Core Leaders Fund	14.64%	11.66%	13.41%	12.59%
S&P 500® Index	19.96%	17.60%	16.47%	15.30%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$1,247,063,146
  Number of Portfolio Holdings39
  Advisory Fee $4,375,630
  Portfolio Turnover5%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	95.0%
Money Market Funds	5.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
30.6%
Communications
12.7%
Financials
12.6%
Health Care
12.2%
Industrials
9.1%
Consumer Discretionary
8.7%
Money Market Funds
5.0%
Materials
4.7%
Energy
1.7%
Consumer Staples
1.7%
Other Assets in Excess of Liabilities
1.0%

Value	Value
Other Assets in Excess of Liabilities	1.0%
Consumer Staples	1.7%
Energy	1.7%
Materials	4.7%
Money Market Funds	5.0%
Consumer Discretionary	8.7%
Industrials	9.1%
Health Care	12.2%
Financials	12.6%
Communications	12.7%
Technology	30.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Brookfield Corporation	5.4%
NVIDIA Corporation	5.4%
Amazon.com, Inc.	5.3%
Meta Platforms, Inc. - Class A	4.9%
Microsoft Corporation	4.8%
Broadcom, Inc.	3.3%
Alphabet, Inc. - Class A	3.1%
UnitedHealth Group, Inc.	3.1%
Apple, Inc.	2.9%
Rockwell Automation, Inc.	2.8%

Material Fund Changes

No material changes occurred during the period ended September 30, 2025.

Davenport Core Leaders Fund -  (DAVPX)

Semi-Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.investdavenport.com/davenport-asset-management/documents-applications/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 093025-DAVPX

Davenport Value & Income Fund

(DVIPX)

Semi-Annual Shareholder Report - September 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Davenport Value & Income Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://www.investdavenport.com/davenport-asset-management/documents-applications/. You can also request this information by contacting us at (800) 281-3217.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davenport Value & Income Fund	$45	0.86%

How did the Fund perform during the reporting period?

     The Davenport Value & Income Fund (DVIPX) generated favorable returns compared to its benchmark in the third quarter and first 9 months of the year in 2025.

      For the second straight quarter, Oracle Corp. (ORCL) was a standout performer at +29%, surging after announcing a multiyear $300 billion contract with OpenAI. In a similar vein (insofar as serving the buildout of AI data centers), TE Connectivity plc (TEL) put up terrific results at +31%.

      On the flip side of the coin, United Parcel Service, Inc. (UPS) lagged at -16%, as the company is juggling ceding low-margin volumes back to its largest customer, Amazon, while in-sourcing volumes it had previously outsourced to the US Postal Service. Elevance Health, Inc. (ELV), also -16%, caught the same illness afflicting most of the managed-care providers: medical cost inflation that has exceeded recent pricing. The tide there seems to be turning, with much stronger Medicare Advantage pricing for 2026 and a prioritization of profitability over growth as the company prices renewal business.

      Seven of our holdings raised their dividends during the quarter, with Lowes Cos., Inc. (LOW) extending its streak to 51 years of higher dividends. Amid much ink spilled about persistent inflation, the average company within Value & Income has increased its dividend 8% year-over-year – that’s the kind of “inflation” we embrace. Other noteworthy events during the quarter included west coast railroad Union Pacific making a cash-and-stock bid to acquire east coast peer Norfolk Southern Corp. (NSC). Finally, Berkshire Hathaway, Inc. (BRK.B) announced a sizable new equity stake in UnitedHealth, a rather pleasant “Good Housekeeping Seal of Approval” for one of the newer additions to our Fund.

      If the year ended September 30, it would be the third consecutive year of double-digit gains for the S&P 500® Index. That’s a relatively rare phenomenon, and we are prepared for a variety of twists and turns ahead.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Davenport Value & Income Fund - $23,531
Russell 1000® Value Index - $27,692
S&P 500® Index - $41,530
$50,000
$40,000
$30,000
$20,000
$10,000
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	Davenport Value & Income Fund	Russell 1000® Value Index	S&P 500® Index
Sep-2015	$10,000	$10,000	$10,000
Sep-2016	$11,473	$11,619	$11,543
Sep-2017	$13,268	$13,377	$13,691
Sep-2018	$14,396	$14,641	$16,143
Sep-2019	$14,759	$15,227	$16,830
Sep-2020	$14,211	$14,461	$19,380
Sep-2021	$18,351	$19,525	$25,194
Sep-2022	$16,010	$17,306	$21,296
Sep-2023	$17,446	$19,805	$25,900
Sep-2024	$21,918	$25,303	$35,315
Sep-2025	$23,531	$27,692	$41,530

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Davenport Value & Income Fund	7.91%	7.36%	10.61%	8.93%
Russell 1000® Value Index	9.32%	9.44%	13.87%	10.72%
S&P 500® Index	19.96%	17.60%	16.47%	15.30%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$987,429,737
  Number of Portfolio Holdings43
  Advisory Fee $3,500,859
  Portfolio Turnover14%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	94.3%
Money Market Funds	5.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials
21.6%
Health Care
17.1%
Industrials
16.6%
Energy
8.9%
Real Estate
6.6%
Consumer Staples
5.9%
Money Market Funds
5.7%
Consumer Discretionary
5.6%
Technology
4.9%
Utilities
3.3%
Communications
2.6%
Materials
1.1%
Other Assets in Excess of Liabilities
0.1%

Value	Value
Other Assets in Excess of Liabilities	0.1%
Materials	1.1%
Communications	2.6%
Utilities	3.3%
Technology	4.9%
Consumer Discretionary	5.6%
Money Market Funds	5.7%
Consumer Staples	5.9%
Real Estate	6.6%
Energy	8.9%
Industrials	16.6%
Health Care	17.1%
Financials	21.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
L3Harris Technologies, Inc.	3.8%
Johnson & Johnson	3.7%
NextEra Energy, Inc.	3.3%
Chevron Corporation	3.3%
TE Connectivity plc	3.2%
Anheuser-Busch InBev S.A./N.V. - ADR	3.0%
American Tower Corporation	2.9%
Brookfield Asset Management Ltd. - Class A	2.9%
JPMorgan Chase & Company	2.9%
Becton, Dickinson and Company	2.9%

Material Fund Changes

No material changes occurred during the period ended September 30, 2025.

Davenport Value & Income Fund -  (DVIPX)

Semi-Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.investdavenport.com/davenport-asset-management/documents-applications/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 093025-DVIPX

Davenport Equity Opportunities Fund

(DEOPX)

Semi-Annual Shareholder Report - September 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Davenport Equity Opportunities Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://www.investdavenport.com/davenport-asset-management/documents-applications/. You can also request this information by contacting us at (800) 281-3217.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davenport Equity Opportunities Fund	$44	0.86%

How did the Fund perform during the reporting period?

       The third quarter was a challenging and frustrating period for the Davenport Equity Opportunities Fund (DEOPX). Though we prioritize growth, we try to avoid chasing momentum and maintain a strict discipline around valuation. This caused us to miss some of the “high flyers” that have helped propel the indices higher. We remain firmly committed to our process, have high conviction in our positioning and believe we have uncovered some great deals in quality growth stories along the way.

       Wynn Resorts Ltd. (WYNN), which we introduced to the strategy last quarter, got off to a great start with a near 40% gain in Q3. Other key contributors included auto parts retailer O’Reilly Automotive, Inc. (ORLY) and ecommerce platform Etsy, Inc. (ETSY). In all three cases, we elected to trim the positions into strength.

       Align Technology, Inc. (ALGN), CarMax, Inc. (KMX), and Kinsale Capital Group, Inc. (KNSL) were key detractors for the period. ALGN and KMX experienced dramatic declines following disappointing results, with the common thread being a difficult backdrop for high-ticket consumer goods. KNSL drifted lower in spite of better-than-expected results as investor concerns around a softening in the commercial property market intensified. We elected to use this near-term bout of pessimism to add to KNSL.

       In closing, we are disappointed with recent results, yet remain optimistic about the future. Though time will tell, we believe our commitment to quality, growth, cash flow and value will result in positively differentiated results over time. Thank you for your trust and partnership.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Davenport Equity Opportunities Fund - $28,132
Russell Midcap® Index - $29,401
S&P 500® Index - $41,530
$50,000
$40,000
$30,000
$20,000
$10,000
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	Davenport Equity Opportunities Fund	Russell Midcap® Index	S&P 500® Index
Sep-2015	$10,000	$10,000	$10,000
Sep-2016	$10,957	$11,425	$11,543
Sep-2017	$12,623	$13,176	$13,691
Sep-2018	$13,702	$15,018	$16,143
Sep-2019	$16,114	$15,496	$16,830
Sep-2020	$17,494	$16,201	$19,380
Sep-2021	$23,530	$22,375	$25,194
Sep-2022	$18,442	$18,036	$21,296
Sep-2023	$21,981	$20,461	$25,900
Sep-2024	$27,608	$26,462	$35,315
Sep-2025	$28,132	$29,401	$41,530

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Davenport Equity Opportunities Fund	5.64%	1.90%	9.97%	10.90%
Russell Midcap® Index	14.31%	11.11%	12.66%	11.39%
S&P 500® Index	19.96%	17.60%	16.47%	15.30%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$893,254,908
  Number of Portfolio Holdings31
  Advisory Fee $3,358,138
  Portfolio Turnover10%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	97.3%
Money Market Funds	2.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Consumer Discretionary
26.1%
Financials
22.6%
Industrials
21.5%
Materials
7.4%
Health Care
7.0%
Real Estate
4.7%
Technology
3.3%
Money Market Funds
2.7%
Consumer Staples
2.6%
Communications
2.1%

Value	Value
Communications	2.1%
Consumer Staples	2.6%
Money Market Funds	2.7%
Technology	3.3%
Real Estate	4.7%
Health Care	7.0%
Materials	7.4%
Industrials	21.5%
Financials	22.6%
Consumer Discretionary	26.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Live Nation Entertainment, Inc.	6.2%
Brookfield Corporation	6.2%
Kinsale Capital Group, Inc.	6.0%
Clean Harbors, Inc.	5.2%
Martin Marietta Materials, Inc.	4.4%
O'Reilly Automotive, Inc.	4.3%
Xylem, Inc.	3.9%
DraftKings, Inc. - Class A	3.9%
Fairfax Financial Holdings Ltd.	3.9%
ESAB Corporation	3.8%

Material Fund Changes

No material changes occurred during the period ended September 30, 2025.

Davenport Equity Opportunities Fund -  (DEOPX)

Semi-Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.investdavenport.com/davenport-asset-management/documents-applications/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 093025-DEOPX

Davenport Small Cap Focus Fund

(DSCPX)

Semi-Annual Shareholder Report - September 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Davenport Small Cap Focus Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://www.investdavenport.com/davenport-asset-management/documents-applications/. You can also request this information by contacting us at (800) 281-3217.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davenport Small Cap Focus Fund	$45	0.87%

How did the Fund perform during the reporting period?

       The Davenport Small Cap Focus Fund (DSCPX) did not match or beat its Russell 2000® Index benchmark returns in the third quarter or year-to-date. This was a disappointing and frustrating period for the strategy, where a confluence of factors conspired to dampen our returns amid a buoyant environment for many small cap stocks. We have made several changes within the Fund and continue our constant efforts to optimize risk/reward.

       Monarch Casino & Resort, Inc. (MCRI), the Fund’s largest position, was the lead contributor for the period. Cable One, Inc. (CABO), a significant detractor during the first half of the year, rebounded more than 30%. Generac Holdings, Inc. (GNRC) and California Resources Corp. (CRC) were also key contributors.

       Key detractors included Golden Entertainment, Inc. (GDEN), Kirby Corp. (KEX), Kinsale Capital Group, Inc. (KNSL) and Six Flags Entertainment Corp. (FUN). We elected to add to positions in GDEN, KEX and KNSL on weakness; however, elected to exit our position in FUN as our conviction was shaken by poor results, a worsening leverage profile and management turnover.

       In spite of recent challenges, we remain steadfast and committed to our discipline around quality, value and differentiation. While market conditions have not rewarded our approach this year, we maintain a high degree of conviction in the quality and timeliness of the collection of businesses we own. While the strategy may struggle to keep up with speculative momentum should it continue, we remain patiently confident that our discipline will be rewarded as it has following similar periods in the past.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Davenport Small Cap Focus Fund - $28,643
Russell 2000® Index - $25,391
S&P 500® Index - $41,530
$50,000
$40,000
$30,000
$20,000
$10,000
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	Davenport Small Cap Focus Fund	Russell 2000® Index	S&P 500® Index
Sep-2015	$10,000	$10,000	$10,000
Sep-2016	$11,729	$11,547	$11,543
Sep-2017	$14,365	$13,942	$13,691
Sep-2018	$15,595	$16,066	$16,143
Sep-2019	$16,376	$14,638	$16,830
Sep-2020	$19,104	$14,695	$19,380
Sep-2021	$26,003	$21,701	$25,194
Sep-2022	$21,434	$16,602	$21,296
Sep-2023	$25,766	$18,085	$25,900
Sep-2024	$29,402	$22,925	$35,315
Sep-2025	$28,643	$25,391	$41,530

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Davenport Small Cap Focus Fund	7.06%	-2.58%	8.44%	11.10%
Russell 2000® Index	21.95%	10.76%	11.56%	9.77%
S&P 500® Index	19.96%	17.60%	16.47%	15.30%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$863,403,483
  Number of Portfolio Holdings33
  Advisory Fee $3,272,568
  Portfolio Turnover19%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	91.1%
Exchange-Traded Funds	2.1%
Money Market Funds	6.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Consumer Discretionary 24.0%
Industrials 20.6%
Financials 11.3%
Communications 7.8%
Real Estate 7.2%
Technology 6.9%
Money Market Funds 6.8%
Energy 5.5%
Materials 4.3%
Consumer Staples 2.7%
Exchange-Traded Funds 2.1%
Health Care 0.8%
Liabilities in Excess of Other Assets –%

Value	Value
Liabilities in Excess of Other Assets	-%
Health Care	0.8%
Exchange-Traded Funds	2.1%
Consumer Staples	2.7%
Materials	4.3%
Energy	5.5%
Money Market Funds	6.8%
Technology	6.9%
Real Estate	7.2%
Communications	7.8%
Financials	11.3%
Industrials	20.6%
Consumer Discretionary	24.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Monarch Casino & Resort, Inc.	8.2%
Kinsale Capital Group, Inc.	5.7%
California Resources Corporation	4.9%
ESAB Corporation	4.7%
OneSpaWorld Holdings Ltd.	4.3%
Enovis Corporation	4.2%
Golden Entertainment, Inc.	4.2%
Verra Mobility Corporation - Class A	3.9%
Caesars Entertainment, Inc.	3.8%
Cable One, Inc.	3.7%

Material Fund Changes

No material changes occurred during the period ended September 30, 2025.

Davenport Small Cap Focus Fund -  (DSCPX)

Semi-Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.investdavenport.com/davenport-asset-management/documents-applications/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 093025-DSCPX

Davenport Balanced Income Fund

(DBALX)

Semi-Annual Shareholder Report - September 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Davenport Balanced Income Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://www.investdavenport.com/davenport-asset-management/documents-applications/. You can also request this information by contacting us at (800) 281-3217.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davenport Balanced Income Fund	$47	0.92%

How did the Fund perform during the reporting period?

       The Davenport Balanced Income Fund (DBALX) held its pace closely trailing the 60/40 Russell 1000® Value Index/Bloomberg U.S. Intermediate Government/Credit Bond Index’s returns for the quarter and first nine months of the year in 2025.

       Like bonds, stocks continued to push higher, amid a variety of macro cross-currents. In the quarter, generally decent corporate earnings more than offset a less buoyant job market. As the quarter ended, a federal government shutdown took effect, which based on history is likely to generate more short-term noise than long-term market anxiety.

       The fixed income part of the Fund continued to benefit from favorable interest rates in the third quarter of 2025. Strong returns were underpinned by attractive coupon income along with rising bond prices. Investors remained captivated by all-in yields amidst razor thin corporate spreads while the Federal Reserve’s first rate cut of 2025 was met with muted reaction. Fund transactions during the third quarter tilted towards opportunistic additions that partially offset maturing positions while addressing potential reinvestment risk. Corporate debt additions included Occidental Petroleum 5% 08/01/27, Sherwin Williams 4.3% 08/15/28, and Ferguson 4.35% 03/15/31, which procured more yield without unduly extending credit risk or duration.

       Relatively concentrated market gains have left many companies trading at pedestrian valuations. Remarkably, over the past decade, 10 of 11 sectors have underperformed the S&P 500® Index, with only technology having outperformed. Lower interest rates could be one driver of a broadening market – cheaper borrowing costs ought to benefit a wide spectrum of companies, especially those tied to home building and consumer spending, as well as those that borrow money routinely (such as REITs and Utilities). Our recent purchases show that we’re finding intriguing investment opportunities across a variety of sectors.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Davenport Balanced Income Fund - $17,641
60% Russell 1000® Value Index/40% Bloomberg U.S. Intermediate Government/Credit Index - $19,965
Bloomberg Intermediate U.S. Government/Credit Bond Index - $12,390
Morningstar U.S. Moderate Target Allocation Index - $22,955
Russell 1000® Value Index - $26,215
S&P 500® Index - $38,797
$40,000
$30,000
$20,000
$10,000
Dec-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	Davenport Balanced Income Fund	60% Russell 1000® Value Index/40% Bloomberg U.S. Intermediate Government/Credit Index	Bloomberg Intermediate U.S. Government/Credit Bond Index	Morningstar U.S. Moderate Target Allocation Index	Russell 1000® Value Index	S&P 500® Index
Dec-2015	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
Sep-2016	$10,693	$10,778	$10,424	$10,667	$11,000	$10,784
Sep-2017	$11,676	$11,752	$10,447	$11,839	$12,663	$12,790
Sep-2018	$12,168	$12,369	$10,347	$12,833	$13,860	$15,081
Sep-2019	$12,723	$13,125	$11,192	$13,533	$14,414	$15,723
Sep-2020	$12,618	$13,140	$11,899	$14,938	$13,690	$18,105
Sep-2021	$14,947	$15,761	$11,851	$17,475	$18,483	$23,537
Sep-2022	$13,401	$14,090	$10,650	$14,616	$16,383	$19,895
Sep-2023	$14,125	$15,456	$10,884	$16,552	$18,748	$24,196
Sep-2024	$16,775	$18,586	$11,913	$20,518	$23,953	$32,992
Sep-2025	$17,641	$19,965	$12,390	$22,955	$26,215	$38,797

Average Annual Total Returns

	6 Months	1 Year	5 Years	Since Inception (December 31, 2015)
Davenport Balanced Income Fund	5.31%	5.16%	6.93%	5.99%
60% Russell 1000® Value Index/40% Bloomberg U.S. Intermediate Government/Credit Index	6.88%	7.42%	8.73%	7.35%
S&P 500® Index	19.96%	17.60%	16.47%	14.92%
Bloomberg Intermediate U.S. Government/Credit Bond Index	3.20%	4.01%	0.81%	2.22%
Russell 1000® Value Index	9.32%	9.44%	13.87%	10.39%
Morningstar U.S. Moderate Target Allocation Index	13.21%	11.88%	8.97%	8.90%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$269,190,753
  Number of Portfolio Holdings79
  Advisory Fee $956,392
  Portfolio Turnover14%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	55.7%
Corporate Bonds	24.4%
Money Market Funds	8.9%
Municipal Bonds	0.9%
U.S. Government & Agency Obligations	6.5%
U.S. Treasury Obligations	3.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials 16.3%
Health Care 12.8%
Energy 11.9%
Industrials 9.8%
Money Market 8.8%
Consumer Staples 6.9%
U.S. Government & Agency Obligations 6.5%
Technology 5.7%
Real Estate 3.7%
U.S. Treasury Obligations 3.5%
Communications 3.3%
Utilities 3.3%
Consumer Discretionary 3.1%
Materials 2.9%
Municipal Bonds 0.9%
Other Assets in Excess of Liabilities 0.6%

Value	Value
Other Assets in Excess of Liabilities	0.6%
Municipal Bonds	0.9%
Materials	2.9%
Consumer Discretionary	3.1%
Utilities	3.3%
Communications	3.3%
U.S. Treasury Obligations	3.5%
Real Estate	3.7%
Technology	5.7%
U.S. Government & Agency Obligations	6.5%
Consumer Staples	6.9%
Money Market	8.8%
Industrials	9.8%
Energy	11.9%
Health Care	12.8%
Financials	16.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
L3Harris Technologies, Inc.	2.1%
Johnson & Johnson	2.0%
Meta Platforms, Inc., 4.950%, due 05/15/33	1.9%
Federal Home Loan Bank, 5.250%, due 03/20/35	1.9%
U.S. Treasury Bills, 4.335%, due 10/16/25	1.9%
Federal Farm Credit Bank, 5.260%, due 11/14/33	1.9%
Federal Farm Credit Bank, 5.330%, due 10/17/39	1.9%
Chevron Corporation	1.8%
NextEra Energy, Inc.	1.8%
TE Connectivity plc	1.7%

Material Fund Changes

No material changes occurred during the period ended September 30, 2025.

Davenport Balanced Income Fund (DBALX)

Semi-Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.investdavenport.com/davenport-asset-management/documents-applications/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Davenport Balanced Income Fund (the “Fund”) is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE FUND OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

TSR-SAR 093025-DBALX

Davenport Insider Buying Fund

(DBUYX)

Semi-Annual Shareholder Report - September 30, 2025

Fund Overview

This semi-annual shareholder report contains important information about Davenport Insider Buying Fund (the "Fund") for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at https://www.investdavenport.com/davenport-asset-management/documents-applications/. You can also request this information by contacting us at (800) 281-3217.

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davenport Insider Buying Fund	$52	1.00%

How did the Fund perform during the reporting period?

       We have been frustrated by the relative performance of the Davenport Insider Buying Fund (DBUYX), but remain convinced that it represents an attractive and complimentary strategy to pair with growth/momentum and should provide an attractive total return over a market cycle.

       Casino operator Wynn Resorts Ltd. (WYNN) was our top contributor during the quarter, surging nearly 40%, as results from Macau improved significantly and excitement about the company’s development project in the United Arab Emirates continued to build. Connector manufacturer Amphenol Corp. (APH) was also a top contributor, increasing by over 25% during the quarter as results significantly exceeded expectations driven by exposure to the AI/data center theme.

       The Fund’s primary detractor this quarter was Invisalign manufacturer Align Technology, Inc. (ALGN), falling over 30% as second-quarter results missed expectations and the company reduced its outlook for the year. Newer position International Flavors & Fragrances, Inc. (IFF) was another detractor, falling by over 15% as the company’s turnaround has yet to take hold and concerns around food ingredients and the FDA remain prevalent.

       Despite recent performance, we continue to stick to our process and identify attractive investment opportunities, while also studying our successes and mistakes to continuously improve. At some point, we believe market dynamics are likely to shift, and we think the Fund is set up to perform very well.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Davenport Insider Buying Fund - $11,169
Russell 1000® Value Index - $13,477
S&P 500® Index - $15,008
$20,000
$15,000
$10,000
Nov-2023
Sep-2024
Sep-2025

	Davenport Insider Buying Fund	Russell 1000® Value Index	S&P 500® Index
Nov-2023	$10,000	$10,000	$10,000
Sep-2024	$11,307	$12,314	$12,762
Sep-2025	$11,169	$13,477	$15,008

Average Annual Total Returns

	6 Months	1 Year	Since Inception (November 30, 2023)
Davenport Insider Buying Fund	7.45%	-1.22%	6.21%
Russell 1000® Value Index	9.32%	9.44%	17.65%
S&P 500® Index	19.96%	17.60%	24.76%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

  Net Assets$87,340,574
  Number of Portfolio Holdings38
  Advisory Fee $340,649
  Portfolio Turnover25%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.5%
Money Market Funds	1.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
22.3%
Industrials
20.8%
Health Care
16.0%
Materials
9.7%
Consumer Discretionary
9.2%
Financials
6.9%
Energy
3.7%
Utilities
3.4%
Real Estate
2.4%
Communications
2.2%
Consumer Staples
1.9%
Money Market Funds
1.5%

Value	Value
Money Market Funds	1.5%
Consumer Staples	1.9%
Communications	2.2%
Real Estate	2.4%
Utilities	3.4%
Energy	3.7%
Financials	6.9%
Consumer Discretionary	9.2%
Materials	9.7%
Health Care	16.0%
Industrials	20.8%
Technology	22.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Charles Schwab Corporation (The)	3.9%
ConocoPhillips	3.7%
NextEra Energy, Inc.	3.4%
Keysight Technologies, Inc.	3.4%
Zebra Technologies Corporation - Class A	3.4%
NIKE, Inc. - Class B	3.3%
Zimmer Biomet Holdings, Inc.	3.2%
Mastercard, Inc. - Class A	3.1%
Martin Marietta Materials, Inc.	3.1%
Marvell Technology, Inc.	3.1%

Material Fund Changes

No material changes occurred during the period ended September 30, 2025.

Davenport Insider Buying Fund -  (DBUYX)

Semi-Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.investdavenport.com/davenport-asset-management/documents-applications/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 093025-DBUYX

(b)	Not applicable

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

(a)	The Registrant’s schedule of investments is included in the Financial Statements under Item 7 of this form.

(b)	Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

THE
JAMESTOWN
EQUITY FUND

No-Load Fund

Semi-Annual Financial Statements and Additional Information

September 30, 2025

Investment Adviser
Lowe, Brockenbrough & Company, Inc.
Richmond, Virginia

THE JAMESTOWN EQUITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2025 (Unaudited)

COMMON STOCKS — 81.4%	Shares	Value
Communications — 11.9%
Alphabet, Inc. - Class C	15,287	$3,723,149
Booking Holdings, Inc.	225	1,214,836
Meta Platforms, Inc. - Class A	3,840	2,820,019
		7,758,004
Consumer Discretionary — 7.4%
Amazon.com, Inc. (a)	11,000	2,415,270
Home Depot, Inc. (The)	1,500	607,785
Lowe’s Companies, Inc.	2,300	578,013
TJX Companies, Inc. (The)	8,700	1,257,498
		4,858,566
Consumer Staples — 3.2%
PepsiCo, Inc.	2,800	393,232
Procter & Gamble Company (The)	4,850	745,202
Unilever plc - ADR	16,000	948,480
		2,086,914
Energy — 4.7%
Chevron Corporation	7,700	1,195,733
Exxon Mobil Corporation	7,500	845,625
Schlumberger Ltd.	11,800	405,566
TotalEnergies SE - ADR	10,000	596,900
		3,043,824
Financials — 11.5%
Ameriprise Financial, Inc.	2,550	1,252,687
Chubb Ltd.	1,800	508,050
Goldman Sachs Group, Inc. (The)	1,650	1,313,978
JPMorgan Chase & Company	7,200	2,271,096
Morgan Stanley	7,300	1,160,408
PNC Financial Services Group, Inc. (The)	5,100	1,024,743
		7,530,962
Health Care — 5.0%
Amgen, Inc.	1,300	366,860
Elevance Health, Inc.	1,850	597,772
Merck & Company, Inc.	4,000	335,720
Pfizer, Inc.	27,510	700,955
Thermo Fisher Scientific, Inc.	1,800	873,036
UnitedHealth Group, Inc.	1,107	382,247
		3,256,590

1

THE JAMESTOWN EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 81.4% (Continued)	Shares	Value
Industrials — 7.4%
Eaton Corporation plc	2,900	$1,085,325
Lockheed Martin Corporation	1,753	875,115
Norfolk Southern Corporation	3,200	961,312
RTX Corporation	6,295	1,053,342
Trane Technologies plc	1,600	675,136
United Parcel Service, Inc. - Class B	2,600	217,178
		4,867,408
Real Estate — 1.4%
American Tower Corporation	4,710	905,827

Technology — 27.0%
Apple, Inc.	12,108	3,083,060
Applied Materials, Inc.	5,650	1,156,781
Broadcom, Inc.	7,000	2,309,370
Cisco Systems, Inc.	17,750	1,214,455
Microsoft Corporation	6,800	3,522,060
NVIDIA Corporation	20,800	3,880,864
Oracle Corporation	5,167	1,453,167
Visa, Inc. - Class A	3,175	1,083,882
		17,703,639
Utilities — 1.9%
Duke Energy Corporation	10,000	1,237,500

Total Common Stocks (Cost $16,169,554)		$53,249,234

EXCHANGE-TRADED FUNDS — 12.4%	Shares	Value
Health Care Select Sector SPDR Fund (The)	12,730	$1,771,634
Invesco KBW Bank ETF	12,500	977,625
iShares Expanded Tech-Software Sector ETF (a)	13,283	1,527,678
iShares Semiconductor ETF	4,600	1,247,152
Vanguard Information Technology ETF	3,500	2,613,205
Total Exchange-Traded Funds (Cost $3,868,680)		$8,137,294

2

THE JAMESTOWN EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS — 6.3%	Shares	Value
Federated Hermes Government Obligations Fund - Institutional Class, 4.01% (b) (Cost $4,107,975)	4,107,975	$4,107,975

Total Investments at Value — 100.1% (Cost $24,146,209)		$65,494,503

Liabilities in Excess of Other Assets — (0.1%)		(42,636)

Net Assets — 100.0%		$65,451,867

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of September 30, 2025.

See accompanying notes to financial statements.

3

THE JAMESTOWN EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2025 (Unaudited)

ASSETS
Investments in securities:
At cost	$24,146,209
At value (Note 2)	$65,494,503
Dividends receivable	38,513
Other assets	13,743
TOTAL ASSETS	65,546,759

LIABILITIES
Distributions payable	11,785
Payable for capital shares redeemed	34,441
Accrued management fees (Note 4)	38,596
Payable to administrator (Note 4)	6,300
Other accrued expenses	3,770
TOTAL LIABILITIES	94,892

NET ASSETS	$65,451,867

Net assets consist of:
Paid-in capital	$22,197,767
Accumulated earnings	43,254,100
Net assets	$65,451,867

Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.01 par value)	1,723,482

Net asset value, offering price and redemption price per share (Note 2)	$37.98

See accompanying notes to financial statements.

4

THE JAMESTOWN EQUITY FUND
STATEMENT OF OPERATIONS

Six Months Ended September 30, 2025 (Unaudited)

INVESTMENT INCOME
Dividends	$535,162
Foreign withholding taxes on dividends	(3,656)
TOTAL INVESTMENT INCOME	531,506

EXPENSES
Management fees (Note 4)	194,305
Administration fees (Note 4)	32,827
Trustees’ fees and expenses (Note 4)	13,049
Audit and tax services fees	9,295
Registration and filing fees	8,003
Compliance service fees (Note 4)	6,000
Custodian and bank service fees	3,618
Shareholder reporting expense	3,392
Shareholder servicing fees (Note 4)	3,294
Legal fees	2,617
Postage and supplies	2,114
Insurance expense	867
Other expenses	5,436
TOTAL EXPENSES	284,817
Fees voluntarily waived by the Adviser (Note 4)	(832)
NET EXPENSES	283,985

NET INVESTMENT INCOME	247,521

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains on investment transactions	1,943,887
Net change in unrealized appreciation (depreciation) on investments	9,091,584
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	11,035,471

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,282,992

See accompanying notes to financial statements.

5

THE JAMESTOWN EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended Sept. 30, 2025 (Unaudited)	Year Ended March 31, 2025
FROM OPERATIONS
Net investment income	$247,521	$437,246
Net realized gains on investment transactions	1,943,887	3,221,549
Net change in unrealized appreciation (depreciation) on investments	9,091,584	421,590
Net increase in net assets resulting from operations	11,282,992	4,080,385

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	(2,217,053)	(3,473,592)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	208,537	1,165,008
Net asset value of shares issued in reinvestment of distributions to shareholders	1,933,114	3,236,166
Payments for shares redeemed	(1,065,315)	(3,547,713)
Net increase in net assets from capital share transactions	1,076,336	853,461

TOTAL INCREASE IN NET ASSETS	10,142,275	1,460,254

NET ASSETS
Beginning of period	55,309,592	53,849,338
End of period	$65,451,867	$55,309,592

CAPITAL SHARE ACTIVITY
Shares sold	6,064	34,816
Shares reinvested	54,868	95,999
Shares redeemed	(30,209)	(105,072)
Net increase in shares outstanding	30,723	25,743
Shares outstanding, beginning of period	1,692,759	1,667,016
Shares outstanding, end of period	1,723,482	1,692,759

See accompanying notes to financial statements.

6

THE JAMESTOWN EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data for a Share Outstanding Throughout Each Period:

	Six Months Ended Sept. 30, 2025		Years Ended March 31,
	(Unaudited)		2025	2024	2023	2022	2021
Net asset value at beginning of period	$32.67		$32.30	$25.73	$31.43	$28.96	$19.08

Income (loss) from investment operations:
Net investment income (a)	0.15		0.26	0.27	0.28	0.16	0.17
Net realized and unrealized gains (losses) on investments	6.47		2.17	7.37	(2.38)	3.57	11.05
Total from investment operations	6.62		2.43	7.64	(2.10)	3.73	11.22

Less distributions from:
Net investment income	(0.14)		(0.26)	(0.27)	(0.28)	(0.16)	(0.18)
Net realized gains	(1.17)		(1.80)	(0.80)	(3.32)	(1.10)	(1.16)
Total distributions	(1.31)		(2.06)	(1.07)	(3.60)	(1.26)	(1.34)

Net asset value at end of period	$37.98		$32.67	$32.30	$25.73	$31.43	$28.96

Total return (b)	20.58	%(c)	7.42%	30.48%	(5.89%)	12.91%	60.23%

Net assets at end of period (000’s)	$65,452		$55,310	$53,849	$43,078	$50,191	$47,399

Ratio of total expenses to average net assets (d)	0.95	%(e)	0.96%	1.01%	1.04%	0.96%	1.05%

Ratio of net expenses to average net assets (d)(f)	0.95	%(e)	0.95%	0.95%	0.95%	0.95%	0.95%

Ratio of net investment income to average net assets (a)(d)(f)	0.83	%(e)	0.76%	0.96%	1.08%	0.51%	0.70%

Portfolio turnover rate	3	%(c)	6%	9%	6%	8%	10%

(a)	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying investment companies in which the Fund invests.
(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Not annualized.
(d)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of expenses of the underlying investment companies in which the Fund invests.
(e)	Annualized.
(f)	Ratio was determined after voluntary management fee waivers by the Adviser and reimbursed expenses (Note 4).

See accompanying notes to financial statements.

7

THE JAMESTOWN EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

September 30, 2025 (Unaudited)

1. Organization

The Jamestown Equity Fund (the “Fund”) is a diversified, no-load series of Williamsburg Investment Trust (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was organized as a Massachusetts business trust on July 18, 1988. Other series of the Trust are not included in this report.

The investment objective of the Fund is long-term growth of capital.

2. Significant Accounting Policies

The following is a summary of the Fund’s significant accounting policies. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Segment reporting — Lowe, Brockenbrough & Company, Inc., d/b/a Brockenbrough (the “Adviser”) acts as the Fund’s chief operating decision maker (“CODM”). The CODM has determined that the Fund has a single operating segment as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Adviser. The CODM allocates resources and assesses performance based on the operating results of the Fund, which is consistent with the results presented in the Fund’s Schedule of Investments, Statements of Changes in Net Assets and Financial Highlights.

New accounting pronouncement — In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (“Topic 740”) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management does not believe there will be any impact on the Fund’s financial statements.

Securities valuation — All investments in securities are recorded at their estimated fair value. The Fund’s portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities traded on a national stock exchange, including common stocks and exchange-traded funds (“ETFs”), are generally valued based upon the closing price on the principal exchange where the security is traded, if available, otherwise, at the last quoted bid price. Securities that are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Investments representing shares of other open-end investment companies, other than ETFs but including money market funds, are valued at their net

8

THE JAMESTOWN EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

asset value (“NAV”) as reported by such companies. When using a quoted price and when the market is considered active, securities will be classified as Level 1 within the fair value hierarchy (see below).

When market quotations are not readily available, if a pricing service cannot provide a price, or if the investment adviser believes the price received from the pricing service is not indicative of fair value, securities will be valued in good faith at fair value as determined by the Adviser, as the Fund’s valuation designee, in accordance with procedures adopted by the Board of Trustees (the “Board” or “Trustees”) pursuant to Rule 2a-5 under the 1940 Act. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of the security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the assets or liability, either directly or indirectly; these inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risks, yield curves, default rates and similar data

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the Fund’s investments based on the inputs used to value the investments as of September 30, 2025, by security type:

	Level 1	Level 2	Level 3	Total
Common Stocks	$53,249,234	$—	$—	$53,249,234
Exchange-Traded Funds	8,137,294	—	—	8,137,294
Money Market Funds	4,107,975	—	—	4,107,975
Total	$65,494,503	$—	$—	$65,494,503

9

THE JAMESTOWN EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by sector type. There were no Level 3 securities or derivative instruments held by the Fund as of or during the six months ended September 30, 2025.

Share valuation — The NAV per share of the Fund is calculated daily by dividing the total value of its assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the NAV per share.

Investment income — Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the security received. Withholding taxes on foreign dividends received by the Fund, if any, have been recorded in accordance with the Trust’s understanding of the applicable country’s rules and tax rates.

Distributions to shareholders — Dividends arising from net investment income, if any, are declared and paid quarterly to shareholders of the Fund. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions are recorded on the ex-dividend date.

The tax character of distributions paid during the periods ended September 30, 2025 and March 31, 2025 was as follows:

Periods Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions*
9/30/2025	$232,791	$1,984,262	$2,217,053
3/31/2025	$462,596	$3,000,356	$3,462,952

*	Total Distributions may not tie to the amounts listed on the Statements of Changes in Net Assets due to distributions payable amounts.

Investment transactions — Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses on investment securities sold are determined on a specific identification basis.

Common expenses — Common expenses of the Trust are allocated among the series of the Trust based on relative net assets of each series or the nature of the services performed and the relative applicability to each series.

Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities, each as of the date of the financial statements, and the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

10

THE JAMESTOWN EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

Federal income tax — The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The tax character of accumulated earnings at September 30, 2025 was as follows:

Tax cost of investments	$24,199,158
Gross unrealized appreciation	$41,633,009
Gross unrealized depreciation	(337,664)
Net unrealized appreciation	41,295,345
Accumulated ordinary income	26,798
Other gains	1,943,742
Distributions payable	(11,785)
Accumulated earnings	$43,254,100

The difference between the federal income tax cost of investments and the financial statement cost of investments for the Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on Federal income tax returns for the current and all open tax years (generally three years) of the Fund and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the six months ended September 30, 2025, the Fund did not incur any interest or penalties.

3. Investment Transactions

Investment transactions, other than short-term investments and U.S. government securities, were as follows for the six months ended September 30, 2025.

Purchase of investment securities	$1,434,374
Proceeds from sales of investment securities	$4,488,694

11

THE JAMESTOWN EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

The Fund’s investments are managed by the Adviser under the terms of an Investment Advisory Agreement. The Fund pays the Adviser a management fee, which is computed and accrued daily and paid monthly, at annual rates of 0.65% of its average daily net assets up to $500 million and 0.55% of such assets in excess of $500 million. Certain officers of the Trust are also officers of the Adviser.

During the six months ended September 30, 2025, the Adviser voluntarily limited the total annual operating expenses of the Fund to 0.95% of average daily net assets; accordingly, the Adviser voluntarily waived $832 of its management fees during the six months ended September 30, 2025. This amount is not subject to recapture in future periods.

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agent services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies, and certain costs related to the pricing of the Fund’s portfolio securities. Certain officers of the Trust are also officers of Ultimus, or of Ultimus Fund Distributors, LLC (the “Distributor”), the principal underwriter of the Fund and an affiliate of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Northern Lights Compliance Services, LLC (“NLCS)” provides a Chief Compliance Officer and an Anti-Money Laundering Officer to the Trust, as well as related compliance services. Under the terms of the Compliance Consulting Agreement, NLCS receives fees from the Fund. NLCS is a wholly-owned subsidiary of Ultimus.

SHAREHOLDER SERVICING PLAN

The Fund has adopted a Shareholder Servicing Plan (the “Plan”), which allows the Fund to make payments to financial organizations (including payments directly to the Adviser and the distributor) for providing account administration and account maintenance services to Fund shareholders. The annual service fee may not exceed an amount equal to 0.25% of the Fund’s average daily net assets. During the six months ended September 30, 2025, the Fund incurred fees of $3,294 under the Plan.

COMPENSATION OF TRUSTEES

Trustees and officers affiliated with the Adviser or Ultimus are not compensated by the Trust for their services. Each Trustee who is not an affiliated person of the Adviser or Ultimus will receive from the Trust an annual retainer of $41,000, payable quarterly; a fee of $2,000 for attendance at each meeting of the Board of Trustees (except that such fee is $3,000 for the independent chair); and a fee of $1,000 for attendance at each meeting of any committee of the Board (except that such fee is $1,500 for the committee chair); plus reimbursement of travel and other expenses incurred in attending meetings. Each series of the Trust pays its share of such fees.

12

THE JAMESTOWN EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

5. Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular business sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and companies within such sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio would be adversely affected. As of September 30, 2025, the Fund had 35.3% of the value of its net assets invested in common stocks and ETFs within the Technology sector.

6. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from the performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

7. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events except for the following:

On November 18, 2025, the Board of Trustees elected Mark J. Seger to serve as an “Interested Trustee” due to his affiliation with Ultimus. This event occurred after the reporting period and does not affect the financial position at the end of the six-month period.

13

THE JAMESTOWN EQUITY FUND

ADDITIONAL INFORMATION (Unaudited)

Changes in and/or Disagreements with Accountants

There were no changes in and/or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

14

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THE JAMESTOWN EQUITY FUND www.jamestownfunds.com

Investment Adviser
Lowe, Brockenbrough & Company, Inc.
d/b/a Brockenbrough
920 Libbie Ave
Suite 201
Richmond, Virginia 23226

Administrator
Ultimus Fund Solutions, LLC
P.O. Box 46707
Cincinnati, Ohio 45246-0707
(Toll-Free) 1-866-738-1126

Independent Registered
Public Accounting Firm
Cohen & Company, Ltd.
342 N. Water Street
Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel
Sullivan & Worcester LLP
1666 K Street, N.W.
Washington, DC 20006

Board of Trustees
John P. Ackerly, IV
George K. Jennison
Robert S. Harris, Ph.D.
Harris V. Morrissette
Elizabeth W. Robertson
Mark J. Seger

THE
GOVERNMENT STREET
FUNDS

No-Load Mutual Funds

Semi-Annual Financial Statements and
Additional Information

September 30, 2025
(Unaudited)

The Government Street Equity Fund The Government Street Opportunities Fund

THE GOVERNMENT STREET EQUITY FUND

SCHEDULE OF INVESTMENTS

September 30, 2025 (Unaudited)

COMMON STOCKS — 91.0%	Shares	Value
Communications — 8.2%
Alphabet, Inc. - Class A	5,700	$1,385,670
Alphabet, Inc. - Class C	13,340	3,248,957
Booking Holdings, Inc.	250	1,349,817
Meta Platforms, Inc. - Class A	3,200	2,350,016
Uber Technologies, Inc. (a)	4,000	391,880
		8,726,340
Consumer Discretionary — 7.3%
Amazon.com, Inc. (a)	12,000	2,634,840
Carnival Corporation (a)	6,000	173,460
Coupang, Inc. (a)	10,000	322,000
Home Depot, Inc. (The)	3,000	1,215,570
Lowe’s Companies, Inc.	2,500	628,275
McDonald’s Corporation	5,000	1,519,450
Tesla, Inc. (a)	2,200	978,384
Tractor Supply Company	5,000	284,350
		7,756,329
Consumer Staples — 3.8%
Coca-Cola Company (The)	4,000	265,280
Costco Wholesale Corporation	400	370,252
Procter & Gamble Company (The)	4,000	614,600
Walmart, Inc.	27,500	2,834,150
		4,084,282
Energy — 2.9%
Cheniere Energy, Inc.	4,000	939,920
Kinder Morgan, Inc.	20,000	566,200
ONEOK, Inc.	9,250	674,973
Phillips 66	6,400	870,528
		3,051,621
Financials — 13.9%
Aflac, Inc.	14,000	1,563,800
Apollo Global Management, Inc.	2,000	266,540
Ares Management Corporation - Class A	5,500	879,395
Bank of New York Mellon Corporation (The)	4,000	435,840
Berkshire Hathaway, Inc. - Class B (a)	1,400	703,836
Blackstone, Inc.	10,000	1,708,500
Brookfield Corporation	27,000	1,851,660
CME Group, Inc.	3,500	945,665
Goldman Sachs Group, Inc. (The)	800	637,080
Intercontinental Exchange, Inc.	1,500	252,720
JPMorgan Chase & Company	16,000	5,046,880
Marsh & McLennan Companies, Inc.	2,500	503,825
		14,795,741

1

THE GOVERNMENT STREET EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 91.0% (Continued)	Shares	Value
Health Care — 6.3%
Abbott Laboratories	9,500	$1,272,430
AbbVie, Inc.	11,500	2,662,710
Bio-Techne Corporation	18,000	1,001,340
CRISPR Therapeutics AG (a)	6,500	421,265
GE HealthCare Technologies, Inc.	7,000	525,700
Thermo Fisher Scientific, Inc.	900	436,518
Vertex Pharmaceuticals, Inc. (a)	1,000	391,640
		6,711,603
Industrials — 13.4%
AeroVironment, Inc. (a)	600	188,934
Argan, Inc.	1,000	270,050
Eaton Corporation plc	2,500	935,625
Emerson Electric Company	4,500	590,310
GE Vernova, Inc.	1,000	614,900
General Dynamics Corporation	3,700	1,261,700
General Electric Company	4,000	1,203,280
Honeywell International, Inc.	4,500	947,250
Lockheed Martin Corporation	2,000	998,420
MasTec, Inc. (a)	1,000	212,810
Parker-Hannifin Corporation	1,425	1,080,364
Quanta Services, Inc.	4,000	1,657,680
RTX Corporation	14,000	2,342,620
TE Connectivity plc	9,000	1,975,770
		14,279,713
Materials — 2.0%
Cameco Corporation	4,000	335,440
Freeport-McMoRan, Inc.	25,000	980,500
Linde plc	1,200	570,000
Nucor Corporation	1,000	135,430
Sherwin-Williams Company (The)	350	121,191
		2,142,561
Real Estate — 1.5%
Digital Realty Trust, Inc.	1,750	302,540
Mid-America Apartment Communities, Inc.	9,000	1,257,570
		1,560,110
Technology — 30.1%
Apple, Inc.	10,000	2,546,300
ARM Holdings plc - ADR (a)	3,000	424,470
ASML Holding N.V.	1,000	968,090
Broadcom, Inc.	1,500	494,865
International Business Machines Corporation	2,100	592,536
Mastercard, Inc. - Class A	2,000	1,137,620
Micron Technology, Inc.	3,450	577,254
Microsoft Corporation	7,500	3,884,625

2

THE GOVERNMENT STREET EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 91.0% (Continued)	Shares	Value
Technology — 30.1% (Continued)
NVIDIA Corporation	86,400	$16,120,512
Oracle Corporation	3,100	871,844
Palantir Technologies, Inc. - Class A (a)	5,000	912,100
QUALCOMM, Inc.	2,000	332,720
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	2,000	558,580
Texas Instruments, Inc.	5,200	955,396
Visa, Inc. - Class A	5,000	1,706,900
		32,083,812
Utilities — 1.6%
Constellation Energy Corporation	1,400	460,698
WEC Energy Group, Inc.	11,000	1,260,490
		1,721,188

Total Common Stocks (Cost $29,817,176)		$96,913,300

EXCHANGE-TRADED FUNDS — 6.0%	Shares	Value
Amplify Transformational Data Sharing ETF	5,000	$335,200
Horizon Kinetics Inflation Beneficiaries ETF	25,000	1,117,375
Invesco S&P 500® Equal Weight ETF	12,000	2,276,400
Roundhill Ball Metaverse ETF (a)	130,000	2,678,000
Total Exchange-Traded Funds (Cost $5,263,061)		$6,406,975

MONEY MARKET FUNDS — 3.0%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 4.04% (b) (Cost $3,217,335)	3,217,335	$3,217,335

Total Investments at Value — 100.0% (Cost $38,297,572)		$106,537,610

Liabilities in Excess of Other Assets — (0.0%) (c)		(39,063)

Net Assets — 100.0%		$106,498,547

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of September 30, 2025.
(c)	Percentage rounds to less than 0.1%.

See accompanying notes to financial statements.

3

THE GOVERNMENT STREET OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

September 30, 2025 (Unaudited)

COMMON STOCKS — 83.7%	Shares	Value
Communications — 0.3%
AT&T, Inc.	10,000	$282,400

Consumer Discretionary — 5.0%
Carnival Corporation (a)	5,000	144,550
Coupang, Inc. (a)	10,000	322,000
Dick’s Sporting Goods, Inc.	1,700	377,774
Gildan Activewear, Inc.	10,000	578,000
MercadoLibre, Inc. (a)	150	350,541
Service Corporation International	13,000	1,081,860
Tesla, Inc. (a)	1,000	444,720
Toll Brothers, Inc.	3,000	414,420
Viking Holdings Ltd (a)	5,000	310,800
		4,024,665
Consumer Staples — 2.1%
Celsius Holdings, Inc. (a)	8,000	459,920
Church & Dwight Company, Inc.	9,000	788,670
Kenvue, Inc.	5,000	81,150
Kroger Company (The)	5,600	377,496
		1,707,236
Energy — 2.7%
Cheniere Energy, Inc.	750	176,235
ConocoPhillips	6,375	603,011
ONEOK, Inc.	11,000	802,670
Targa Resources Corporation	3,700	619,898
		2,201,814
Financials — 17.5%
Ares Management Corporation - Class A	7,200	1,151,208
Arthur J. Gallagher & Company	6,000	1,858,440
Berkley (W.R.) Corporation	25,143	1,926,457
Brown & Brown, Inc.	10,000	937,900
CME Group, Inc.	6,000	1,621,140
Dave, Inc. (a)	2,000	398,700
Intercontinental Exchange, Inc.	9,000	1,516,320
Morgan Stanley	9,565	1,520,452
Nasdaq, Inc.	23,000	2,034,350
Old Republic International Corporation	26,400	1,121,208
		14,086,175
Health Care — 7.3%
Bio-Techne Corporation	15,000	834,450
Boston Scientific Corporation (a)	6,000	585,780
Charles River Laboratories International, Inc. (a)	3,000	469,380
Chemed Corporation	2,000	895,480
GE HealthCare Technologies, Inc.	5,000	375,500

4

THE GOVERNMENT STREET OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 83.7% (Continued)	Shares	Value
Health Care — 7.3% (Continued)
Illumina, Inc. (a)	3,000	$284,910
Labcorp Holdings, Inc.	4,000	1,148,240
Penumbra, Inc. (a)	1,500	379,980
ResMed, Inc.	1,200	328,476
Waters Corporation (a)	2,000	599,620
		5,901,816
Industrials — 18.1%
AeroVironment, Inc. (a)	2,000	629,780
Argan, Inc.	3,750	1,012,687
Donaldson Company, Inc.	13,000	1,064,050
Expeditors International of Washington, Inc.	8,000	980,720
Fastenal Company	25,500	1,250,520
GE Vernova, Inc.	500	307,450
Generac Holdings, Inc. (a)	2,800	468,720
Graco, Inc.	13,000	1,104,480
Jacobs Solutions, Inc.	8,475	1,270,063
L3Harris Technologies, Inc.	5,250	1,603,403
MasTec, Inc. (a)	3,000	638,430
MSC Industrial Direct Company, Inc. - Class A	5,000	460,700
NuScale Power Corporation (a)	9,000	324,000
Pentair plc	3,200	354,432
Waste Connections, Inc.	10,500	1,845,900
Woodward, Inc.	5,000	1,263,550
		14,578,885
Materials — 6.0%
ATI, Inc. (a)	2,200	178,948
Cameco Corporation	7,000	587,020
Martin Marietta Materials, Inc.	1,500	945,420
Packaging Corporation of America	6,000	1,307,580
Ramaco Resources, Inc. - Class B	1,099	18,521
SSR Mining, Inc. (a)	7,000	170,940
Steel Dynamics, Inc.	9,000	1,254,870
Valvoline, Inc. (a)	10,236	367,575
		4,830,874
Real Estate — 2.7%
Digital Realty Trust, Inc.	2,000	345,760
Mid-America Apartment Communities, Inc.	13,300	1,858,409
		2,204,169
Technology — 21.0%
Advanced Micro Devices, Inc. (a)	1,964	317,756
Amentum Holdings, Inc. (a)	12,990	311,110
Analog Devices, Inc.	3,671	901,965
Arrow Electronics, Inc. (a)	8,500	1,028,500
Broadridge Financial Solutions, Inc.	3,500	833,595

5

THE GOVERNMENT STREET OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 83.7% (Continued)	Shares	Value
Technology — 21.0% (Continued)
InterDigital, Inc.	1,400	$483,322
Lam Research Corporation	11,750	1,573,325
Nebius Group N.V. - Class A (a)	8,000	898,160
NVIDIA Corporation	48,500	9,049,130
Palantir Technologies, Inc. - Class A (a)	8,000	1,459,360
Rigetti Computing, Inc. (a)	4,000	119,160
		16,975,383
Utilities — 1.0%
Constellation Energy Corporation	1,500	493,605
NextEra Energy, Inc.	2,000	150,980
NRG Energy, Inc.	800	129,560
		774,145

Total Common Stocks (Cost $19,991,031)		$67,567,562

EXCHANGE-TRADED FUNDS — 11.1%	Shares	Value
Amplify Transformational Data Sharing ETF	8,000	$536,320
Horizon Kinetics Inflation Beneficiaries ETF	10,000	446,950
iShares Core S&P Mid-Cap ETF	50,000	3,263,000
Roundhill Ball Metaverse ETF (a)	25,000	515,000
SPDR S&P MidCap 400® ETF Trust	7,000	4,172,210
Total Exchange-Traded Funds (Cost $7,480,613)		$8,933,480

MONEY MARKET FUNDS — 5.2%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 4.04% (b) (Cost $4,188,318)	4,188,318	$4,188,318

Total Investments at Value — 100.0% (Cost $31,659,961)		$80,689,360

Liabilities in Excess of Other Assets — (0.0%) (c)		(691)

Net Assets — 100.0%		$80,688,669

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of September 30, 2025.
(c)	Percentage rounds to less than 0.1%.

See accompanying notes to financial statements.

6

THE GOVERNMENT STREET FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

September 30, 2025 (Unaudited)

	The Government Street Equity Fund	The Government Street Opportunities Fund
ASSETS
Investments in securities:
At cost	$38,297,572	$31,659,961
At value (Note 2)	$106,537,610	$80,689,360
Receivable for capital shares purchased	14,100	50
Dividends receivable	17,813	44,677
Other assets	15,611	16,731
TOTAL ASSETS	106,585,134	80,750,818

LIABILITIES
Distributions payable	1,282	—
Payable for capital shares redeemed	18,246	—
Accrued management fees (Note 4)	51,012	48,679
Payable to administrator (Note 4)	9,100	7,080
Other accrued expenses	6,947	6,390
TOTAL LIABILITIES	86,587	62,149

NET ASSETS	$106,498,547	$80,688,669

Net assets consists of:
Paid-in capital	$37,061,542	$30,456,719
Accumulated earnings	69,437,005	50,231,950
Net assets	$106,498,547	$80,688,669

Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.01 par value)	726,865	1,623,875

Net asset value, offering price and redemption price per share (Note 2)	$146.52	$49.69

See accompanying notes to financial statements.

7

THE GOVERNMENT STREET FUNDS

STATEMENTS OF OPERATIONS

For the Six Months Ended September 30, 2025 (Unaudited)

	The Government Street Equity Fund	The Government Street Opportunities Fund
INVESTMENT INCOME
Dividends	$675,708	$559,755
Foreign withholding taxes on dividends	(1,734)	(1,670)
TOTAL INVESTMENT INCOME	673,974	558,085

EXPENSES
Management fees (Note 4)	296,090	295,878
Administration fees (Note 4)	51,449	41,480
Shareholder servicing fees (Note 4)	19,651	17,101
Trustees’ fees and expenses (Note 4)	13,049	13,049
Audit and tax services fees	9,295	9,295
Registration and filing fees	8,580	8,371
Custodian and bank service fees	3,907	3,451
Shareholder reporting expenses	3,541	3,541
Compliance fees (Note 4)	3,500	3,500
Legal fees	2,962	2,962
Postage and supplies	1,910	1,954
Other expenses	4,571	4,478
TOTAL EXPENSES	418,505	405,060

NET INVESTMENT INCOME	255,469	153,025

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains from investments	1,197,402	1,049,675
Net realized gains from in-kind redemptions (Note 2)	5,176,409	5,917,592
Net change in unrealized appreciation (depreciation) on investments	14,701,234	4,714,421
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	21,075,045	11,681,688

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$21,330,514	$11,834,713

See accompanying notes to financial statements.

8

THE GOVERNMENT STREET EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended Sept. 30, 2025 (Unaudited)	Year Ended March 31, 2025
FROM OPERATIONS
Net investment income	$255,469	$576,409
Net realized gains from investments	1,197,402	2,255,997
Net realized gains from in-kind redemptions (Note 2)	5,176,409	274,254
Long-term capital gain distributions from regulated investment companies	—	50
Net change in unrealized appreciation (depreciation) on investments	14,701,234	4,285,801
Net increase in net assets resulting from operations	21,330,514	7,392,511

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	(1,530,475)	(2,211,327)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	1,436,172	3,091,103
Net asset value of shares issued in reinvestment of distributions to shareholders	1,517,294	2,190,919
Payments for shares redeemed	(6,867,022)	(2,542,436)
Net increase (decrease) in net assets from capital share transactions	(3,913,556)	2,739,586

TOTAL INCREASE IN NET ASSETS	15,886,483	7,920,770

NET ASSETS
Beginning of period	90,612,064	82,691,294
End of period	$106,498,547	$90,612,064

CAPITAL SHARE ACTIVITY
Shares sold	10,772	25,553
Shares reinvested	11,265	17,531
Shares redeemed	(49,688)	(20,989)
Net increase (decrease) in shares outstanding	(27,651)	22,095
Shares outstanding, beginning of period	754,516	732,421
Shares outstanding, end of period	726,865	754,516

See accompanying notes to financial statements.

9

THE GOVERNMENT STREET OPPORTUNITIES FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended Sept. 30, 2025 (Unaudited)	Year Ended March 31, 2025
FROM OPERATIONS
Net investment income	$153,025	$473,023
Net realized gains from investments	1,049,675	3,146,484
Net realized gains from in-kind redemptions (Note 2)	5,917,592	227,171
Net change in unrealized appreciation (depreciation) on investments	4,714,421	(3,226,483)
Net increase in net assets resulting from operations	11,834,713	620,195

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	(1,663,468)	(2,435,534)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	1,832,054	3,977,173
Net asset value of shares issued in reinvestment of distributions to shareholders	1,648,975	2,412,722
Payments for shares redeemed	(8,576,108)	(2,818,363)
Net increase (decrease) in net assets from capital share transactions	(5,095,079)	3,571,532

TOTAL INCREASE IN NET ASSETS	5,076,166	1,756,193

NET ASSETS
Beginning of period	75,612,503	73,856,310
End of period	$80,688,669	$75,612,503

CAPITAL SHARE ACTIVITY
Shares sold	39,040	88,806
Shares reinvested	35,348	51,702
Shares redeemed	(179,790)	(62,474)
Net increase (decrease) in shares outstanding	(105,402)	78,034
Shares outstanding, beginning of period	1,729,277	1,651,243
Shares outstanding, end of period	1,623,875	1,729,277

See accompanying notes to financial statements.

10

THE GOVERNMENT STREET EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data for a Share Outstanding Throughout Each Period:

	Six Months Ended Sept. 30, 2025		Years Ended March 31,
	(Unaudited)		2025	2024	2023	2022	2021
Net asset value at beginning of period	$120.09		$112.90	$92.34	$104.58	$98.83	$68.30

Income (loss) from investment operations:
Net investment income (a)	0.34		0.77	0.90	0.97	0.58	0.64
Net realized and unrealized gains (losses) on investments	28.12		9.40	25.07	(10.23)	16.42	36.33
Total from investment operations	28.46		10.17	25.97	(9.26)	17.00	36.97

Less distributions from:
Net investment income	(0.35)		(0.78)	(0.89)	(0.98)	(0.58)	(0.64)
Net realized gains	(1.68)		(2.20)	(4.52)	(2.00)	(10.67)	(5.80)
Total distributions	(2.03)		(2.98)	(5.41)	(2.98)	(11.25)	(6.44)

Net asset value at end of period	$146.52		$120.09	$112.90	$92.34	$104.58	$98.83

Total return (b)	23.84	%(c)	8.92%	29.25%	(8.68%)	17.51%	55.46%

Net assets at end of period (000’s)	$106,499		$90,612	$82,691	$67,295	$76,446	$69,948

Ratio of total expenses to average net assets (d)	0.84	%(e)	0.85%	0.87%	0.87%	0.84%	0.86%

Ratio of net investment income to average net assets (d)	0.52	%(e)	0.63%	0.92%	1.07%	0.55%	0.71%

Portfolio turnover rate	10	%(c)	12%	23%	14%	14%	17%

(a)	Recognition of net investment income by the Fund is affected by the timing of declarations of dividends by the underlying investment companies in which the Fund invests, if any.
(b)	Total return is a measure of the change in value on an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deductions of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
(c)	Not annualized.
(d)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of expenses of the underlying investment companies in which the Fund invests, if any.
(e)	Annualized.

See accompanying notes to financial statements.

11

THE GOVERNMENT STREET OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data for a Share Outstanding Throughout Each Period:

	Six Months Ended Sept. 30, 2025		Years Ended March 31,
	(Unaudited)		2025	2024	2023	2022	2021
Net asset value at beginning of period	$43.72		$44.73	$36.04	$39.61	$35.73	$23.56

Income (loss) from investment operations:
Net investment income (a)	0.09		0.28	0.29	0.27	0.17	0.10
Net realized and unrealized gains (losses) on investments	6.84		0.17	9.14	(2.31)	5.20	13.19
Total from investment operations	6.93		0.45	9.43	(2.04)	5.37	13.29

Less distributions from:
Net investment income	(0.07)		(0.26)	(0.30)	(0.19)	(0.18)	(0.10)
Net realized gains	(0.89)		(1.20)	(0.44)	(1.34)	(1.31)	(1.02)
Total distributions	(0.96)		(1.46)	(0.74)	(1.53)	(1.49)	(1.12)

Net asset value at end of period	$49.69		$43.72	$44.73	$36.04	$39.61	$35.73

Total return (b)	15.99	%(c)	0.80%	26.55%	(4.91%)	15.11%	57.00%

Net assets at end of period (000’s)	$80,689		$75,613	$73,856	$60,579	$64,413	$58,288

Ratio of total expenses to average net assets (d)	1.03	%(e)	1.02%	1.04%	1.05%	1.02%	1.07%

Ratio of net investment income to average net assets (d)	0.39	%(e)	0.62%	0.76%	0.78%	0.44%	0.32%

Portfolio turnover rate	10	%(c)	9%	17%	9%	8%	13%

(a)	Recognition of net investment income by the Fund is affected by the timing of declarations of dividends by the underlying investment companies in which the Fund invests, if any.
(b)	Total return is a measure of the change in value on an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deductions of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
(c)	Not annualized.
(d)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of expenses of the underlying investment companies in which the Fund invests, if any.
(e)	Annualized.

See accompanying notes to financial statements.

12

THE GOVERNMENT STREET FUNDS

NOTES TO FINANCIAL STATEMENTS

September 30, 2025 (Unaudited)

1. Organization

The Government Street Equity Fund and The Government Street Opportunities Fund (the “Funds”) are each a diversified, no-load series of the Williamsburg Investment Trust (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was organized as a Massachusetts business trust on July 18, 1988. Other series of the Trust are not included in this report.

The investment objective of The Government Street Equity Fund is to seek capital appreciation.

The investment objective of The Government Street Opportunities Fund is to seek capital appreciation.

2. Significant Accounting Policies

Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” The following is a summary of the Funds’ significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Segment reporting — Leavell Investment Management, Inc. (the “Adviser”) acts as each Fund’s chief operating decision make (“CODM”). The CODM has determined that each Fund has a single operating segment as the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of it’s prospectus, based on a defined investment strategy which is executed by the Adviser. The CODM allocates resources and assessed performance based on the operating results of each Fund, which is consistent with the results presented in each Fund’s Schedule of Investments, Statements of Changes in Net Assets and Financial Highlights.

New accounting pronouncement — In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (“Topic 740”) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management does not believe there will be any impact on the Funds’ financial statements.

Securities valuation — All investments in securities are recorded at their estimated fair value. The Funds’ portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m.

13

THE GOVERNMENT STREET FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

Eastern time). Securities traded on a national stock exchange, including common stocks and exchange-traded funds (“ETFs”), if any, are valued based upon the closing price on the principal exchange where the security is traded, if available, otherwise, at the last quoted bid price. Securities that are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Investments representing shares of other open-end investment companies, other than ETFs but including money market funds, are valued at their net asset value (“NAV”) as reported by such companies. When using a quoted price and when the market is considered active, securities will be classified as Level 1 within the fair value hierarchy (see below).

When market quotations are not readily available, if a pricing service cannot provide a price, or if the investment adviser believes the price received from the pricing service is not indicative of fair value, securities will be valued in good faith at fair value as determined by the Adviser, as the Fund’s valuation designee, in accordance with procedures adopted by the Board of Trustees (the “Board” or “Trustees”) pursuant to Rule 2a-5 under the 1940 Act. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of the security, subsequent private transactions in the security or related securities, or a combination of these and other factors. GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the assets or liability, either directly or indirectly; these inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risks, yield curves, default rates and similar data

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for

14

THE GOVERNMENT STREET FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the Funds’ investments based on the inputs used to value the investments as of September 30, 2025, by asset type:

The Government Street Equity Fund:	Level 1	Level 2	Level 3	Total
Common Stocks	$96,913,300	$—	$—	$96,913,300
Exchange-Traded Funds	6,406,975	—	—	6,406,975
Money Market Funds	3,217,335	—	—	3,217,335
Total	$106,537,610	$—	$—	$106,537,610

The Government Street Opportunities Fund:	Level 1	Level 2	Level 3	Total
Common Stocks	$67,567,562	$—	$—	$67,567,562
Exchange-Traded Funds	8,933,480	—	—	8,933,480
Money Market Funds	4,188,318	—	—	4,188,318
Total	$80,689,360	$—	$—	$80,689,360

Refer to each Fund’s Schedule of Investments for a listing of the common stocks by sector type. There were no Level 3 securities or derivative instruments held by the Funds as of or during the six months ended September 30, 2025.

Share valuation — The NAV per share of each Fund is calculated daily by dividing the total value of its assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to the NAV per share.

Investment income — Interest income is accrued as earned. Discounts and premiums on fixed-income securities purchased, if any, are amortized using the effective interest method. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the security received. Withholding taxes on foreign dividends have been recorded in accordance with the Trust’s understanding of the applicable country’s rules and tax rates.

Distributions to shareholders — Dividends arising from net investment income are declared and paid quarterly to shareholders of The Government Street Equity Fund and declared and paid annually to shareholders of The Government Street Opportunities Fund. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Dividends and distributions are recorded on the ex-dividend date. The amount of distributions from net investment income and net realized capital

15

THE GOVERNMENT STREET FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature.

The tax character of distributions paid during the periods ended September 30, 2025 and March 31, 2025 was as follows:

	Periods Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions*
The Government Street Equity Fund	09/30/25	$260,649	$1,269,826	$1,530,475
	03/31/25	$581,031	$1,630,294	$2,211,325

The Government Street Opportunities Fund	09/30/25	$124,664	$1,538,804	$1,663,468
	03/31/25	$434,490	$2,001,044	$2,435,534

*	Total Distributions may not tie to the amounts listed on the Statements of Changes in Net Assets due to distributions payable amounts.

Investment transactions — Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses on investment securities sold are determined on a specific identification basis.

Common expenses — Common expenses of the Trust are allocated among the Funds and the other series of the Trust based on relative net assets of each series or the nature of the services performed and the relative applicability to each series.

Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal income tax — Each Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Funds of liability for federal income taxes to the extent 100% of their net investment income and any net realized capital gains are distributed in accordance with the Code. In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

16

THE GOVERNMENT STREET FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

The following information is computed on a tax basis for each item as of September 30, 2025:

	The Government Street Equity Fund	The Government Street Opportunities Fund
Cost of investments	$38,297,572	$31,659,961
Gross unrealized appreciation	$68,433,180	$49,328,098
Gross unrealized depreciation	(193,142)	(298,699)
Net unrealized appreciation	68,240,038	49,029,399
Accumulated ordinary income	873	152,998
Other gains	1,197,376	1,049,553
Distributions payable	(1,282)	—
Total accumulated earnings	$69,437,003	$50,231,950

During the six months ended September 30, 2025, The Government Street Equity Fund and The Government Street Opportunities Fund realized $5,176,409 and $5,917,592, respectively, of net capital gains resulting from in-kind redemptions (redemptions in which shareholders who redeemed Fund shares receive investment securities held by the Fund rather than cash). The Funds recognize a gain on in-kind redemptions to the extent that the value of the distributed investment securities on the date of redemption exceeds the cost of those investment securities. Such gains are not taxable to the Funds and are not required to be distributed to shareholders. The Funds have reclassified these gains against paid-in capital on the Statements of Assets and Liabilities. Such reclassifications, the result of permanent differences between the financial statement and income tax reporting requirements, had no effect on the each Fund’s net assets or NAV per share.

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on federal income tax returns for the current and all open tax years (generally, three years) of each Fund and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the six months ended September 30, 2025, the Funds did not incur any interest or penalties.

17

THE GOVERNMENT STREET FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

3. Investment Transactions

Investment transactions, other than short-term investments and U.S. government securities, were as follows for the six months ended September 30, 2025:

	The Government Street Equity Fund	The Government Street Opportunities Fund
Purchases of investment securities	$9,132,142	$6,982,190
Proceeds from sales of investment securities	$12,281,874	$12,846,647

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

Each Fund’s investments are managed by the Adviser under the terms of an Investment Advisory Agreement. The Government Street Equity Fund pays the Adviser a management fee, which is computed and accrued daily and paid monthly, at annual rates of 0.60% of its average daily net assets up to $100 million and 0.50% of such assets in excess of $100 million. The Government Street Opportunities Fund pays the Adviser a management fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.75% of its average daily net assets.

Certain officers of the Trust are also officers of the Adviser and are not paid by the Funds for serving in such capacities.

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agent services to the Funds. The Funds pay Ultimus fees in accordance with the agreements for such services. In addition, the Funds pay out-of-pocket expenses including, but not limited to, postage, supplies, and certain costs related to the pricing of the Funds’ portfolio securities. Certain officers of the Trust are also officers of Ultimus, or of Ultimus Fund Distributors, LLC (the “Distributor”), the principal underwriter of each Fund’s shares and an affiliate of Ultimus. The Distributor is compensated by the Adviser (not the Funds) for acting as principal underwriter.

Northern Lights Compliance Services, LLC (“NLCS”) provides a Chief Compliance Officer and an Anti-Money Laundering Officer to the Trust, as well as related compliance services. Under the terms of the Consulting Agreement, NLCS receives fees from the Funds. NLCS is a wholly-owned subsidiary of Ultimus.

SHAREHOLDER SERVICING PLAN

The Funds have adopted a Shareholder Servicing Plan (the “Plan”), which allows each Fund to make payments to financial organizations (including payments directly to the Adviser and the distributor) for providing account administration and account

18

THE GOVERNMENT STREET FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

maintenance services to Fund shareholders. The annual service fee may not exceed an amount equal to 0.25% of each Fund’s average daily net assets. During the six months ended September 30, 2025, The Government Street Equity Fund and The Government Street Opportunities Fund incurred fees of $19,651 and $17,101, respectively, under the Plan.

COMPENSATION OF TRUSTEES

Trustees and officers affiliated with the Adviser or Ultimus are not compensated by the Trust for their services. Each Trustee who is not an affiliated person of the Adviser or Ultimus receives from the Trust an annual retainer of $41,000, payable quarterly; a fee of $2,000 for attendance at each meeting of the Board of Trustees (except that such fee is $3,000 for the independent chair); and a fee of $1,000 for attendance at each meeting of any committee of the Board (except that such fee is $1,500 for the committee chair); plus reimbursement of travel and other expenses incurred in attending meetings. Each series of the Trust pays its share of such fees.

5. Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

6. Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular business sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and companies within such sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio would be adversely affected. As of September 30, 2025, the Government Street Equity Fund had 30.1% of its net assets invested in securities within the Technology sector.

7. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent

19

THE GOVERNMENT STREET FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events except for the following:

On November 18, 2025, the Board of Trustees elected Mark J. Seger to serve as an “Interested Trustee” due to his affiliation with Ultimus. This event occurred after the reporting period and does not affect the financial position at the end of the six-month period.

20

THE GOVERNMENT STREET FUNDS

ADDITIONAL INFORMATION (Unaudited)

Changes in and/or Disagreements with Accountants

There were no changes in and/or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

21

The Government Street Funds

No-Load Mutual Funds

Investment Adviser

Leavell Investment Management, Inc.

210 St. Joseph Street

Mobile, AL 36602

Administrator

Ultimus Fund Solutions, LLC

P.O. Box 46707

Cincinnati, OH 45246-0707

1-866-738-1125

Legal Counsel

Sullivan & Worcester LLP

1666 K Street, N.W.

Washington, DC 20006

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

342 N Water Street,

Suite 830

Milwaukee, WI 53202

Board of Trustees

Robert S. Harris, Ph.D., Chairman

John P. Ackerly, IV

George K. Jennison

Harris V. Morrissette

Elizabeth W. Robertson

Mark J. Seger

Portfolio Manager

Thomas W. Leavell

Davenport Core Leaders Fund (DAVPX)

Davenport Value & Income Fund (DVIPX)

Davenport Equity Opportunities Fund (DEOPX)

Davenport Small Cap Focus Fund (DSCPX)

Davenport Balanced Income Fund (DBALX)

Davenport Insider Buying Fund (DBUYX)

SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION

September 30, 2025

DAVENPORT CORE LEADERS FUND

SCHEDULE OF INVESTMENTS

September 30, 2025 (Unaudited)

COMMON STOCKS — 94.0%	Shares	Value
Communications — 12.7%
Alphabet, Inc. - Class A	159,602	$38,799,246
Meta Platforms, Inc. - Class A	82,625	60,678,148
Spotify Technology S.A. (a)	39,591	27,634,518
Uber Technologies, Inc. (a)	313,270	30,691,062
		157,802,974
Consumer Discretionary — 8.7%
Amazon.com, Inc. (a)	301,467	66,193,109
Home Depot, Inc. (The)	35,360	14,327,519
TJX Companies, Inc. (The)	195,356	28,236,756
		108,757,384
Consumer Staples — 1.7%
Costco Wholesale Corporation	22,961	21,253,390

Energy — 1.7%
EOG Resources, Inc.	190,154	21,320,067

Financials — 12.6%
Aon plc - Class A	61,391	21,890,803
Berkshire Hathaway, Inc. - Class B (a)	49,522	24,896,690
Brookfield Corporation	980,905	67,270,465
Intercontinental Exchange, Inc.	153,815	25,914,751
Markel Group, Inc. (a)	9,263	17,704,928
		157,677,637
Health Care — 12.2%
Abbott Laboratories	183,874	24,628,084
Danaher Corporation	150,801	29,897,806
Intuitive Surgical, Inc. (a)	38,285	17,122,200
Novo Nordisk A/S - ADR	398,563	22,116,261
UnitedHealth Group, Inc.	111,311	38,435,688
Vertex Pharmaceuticals, Inc. (a)	49,884	19,536,570
		151,736,609
Industrials — 9.1%
Quanta Services, Inc.	57,908	23,998,234
Republic Services, Inc.	80,582	18,491,957
Rockwell Automation, Inc.	100,505	35,129,513
Trane Technologies plc	45,871	19,355,727
Union Pacific Corporation	68,387	16,164,635
		113,140,066
Materials — 4.7%
Martin Marietta Materials, Inc.	49,805	31,391,095
Sherwin-Williams Company (The)	78,158	27,062,989
		58,454,084

DAVENPORT CORE LEADERS FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 94.0% (Continued)	Shares	Value
Technology — 30.6%
Accenture plc - Class A	49,093	$12,106,334
Adobe, Inc. (a)	80,698	28,466,219
Analog Devices, Inc.	117,206	28,797,514
Apple, Inc.	142,574	36,303,618
Broadcom, Inc.	123,087	40,607,632
Mastercard, Inc. - Class A	61,617	35,048,366
Microsoft Corporation	115,975	60,069,251
NVIDIA Corporation	358,232	66,838,927
Palo Alto Networks, Inc. (a)	105,982	21,580,055
ServiceNow, Inc. (a)	26,744	24,611,968
Visa, Inc. - Class A	80,027	27,319,617
		381,749,501

Total Common Stocks (Cost $605,949,721)		$1,171,891,712

MONEY MARKET FUNDS — 5.0%	Shares	Value
First American Treasury Obligations Fund - Class X, 4.02% (b) (Cost $62,223,736)	62,223,736	$62,223,736

Total Investments at Value — 99.0% (Cost $668,173,457)		$1,234,115,448

Other Assets in Excess of Liabilities — 1.0%		12,947,698

Net Assets — 100.0%		$1,247,063,146

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of September 30, 2025.

See accompanying notes to financial statements.

DAVENPORT VALUE & INCOME FUND

SCHEDULE OF INVESTMENTS

September 30, 2025 (Unaudited)

COMMON STOCKS — 94.2%	Shares	Value
Communications — 2.6%
Comcast Corporation - Class A	827,322	$25,994,457

Consumer Discretionary — 5.6%
Genuine Parts Company	114,184	15,825,902
Lowe’s Companies, Inc.	75,071	18,866,093
McDonald’s Corporation	67,919	20,639,905
		55,331,900
Consumer Staples — 5.9%
Anheuser-Busch InBev S.A./N.V. - ADR	504,125	30,050,891
PepsiCo, Inc.	97,080	13,633,915
Philip Morris International, Inc.	88,820	14,406,604
		58,091,410
Energy — 8.9%
Chevron Corporation	210,481	32,685,595
Enbridge, Inc.	415,078	20,944,836
Exxon Mobil Corporation	130,485	14,712,184
Schlumberger Ltd.	573,631	19,715,697
		88,058,312
Financials — 21.6%
Berkshire Hathaway, Inc. - Class B (a)	42,548	21,390,581
Brookfield Asset Management Ltd. - Class A	503,572	28,673,390
Brookfield Corporation	363,067	24,899,135
Citigroup, Inc.	230,835	23,429,752
Fairfax Financial Holdings Ltd.	15,651	27,362,174
Fidelity National Financial, Inc.	268,304	16,229,709
JPMorgan Chase & Company	89,614	28,266,944
Markel Group, Inc. (a)	11,438	21,862,136
Wells Fargo & Company	255,757	21,437,552
		213,551,373
Health Care — 17.1%
Becton, Dickinson and Company	150,856	28,235,717
Elevance Health, Inc.	72,133	23,307,615
Johnson & Johnson	196,306	36,399,059
Medtronic plc	252,099	24,009,909
Novo Nordisk A/S - ADR	256,065	14,209,047
Sanofi - ADR	452,417	21,354,082
UnitedHealth Group, Inc.	61,781	21,332,979
		168,848,408
Industrials — 16.6%
FedEx Corporation	51,370	12,113,560
Johnson Controls International plc	182,612	20,078,189
L3Harris Technologies, Inc.	123,595	37,747,149
Norfolk Southern Corporation	90,814	27,281,434

DAVENPORT VALUE & INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 94.2% (Continued)	Shares	Value
Industrials — 16.6% (Continued)
TE Connectivity plc	144,697	$31,765,332
United Parcel Service, Inc. - Class B	175,884	14,691,591
Watsco, Inc.	48,913	19,775,526
		163,452,781
Materials — 1.1%
Avery Dennison Corporation	69,142	11,212,758

Real Estate — 6.6%
Alexandria Real Estate Equities, Inc.	190,447	15,871,853
American Tower Corporation	150,258	28,897,619
Lamar Advertising Company - Class A	166,231	20,349,999
		65,119,471
Technology — 4.9%
Accenture plc - Class A	79,532	19,612,591
HP, Inc.	548,766	14,942,898
Oracle Corporation	48,201	13,556,050
		48,111,539
Utilities — 3.3%
NextEra Energy, Inc.	435,887	32,905,110

Total Common Stocks (Cost $680,768,540)		$930,677,519

MONEY MARKET FUNDS — 5.7%	Shares	Value
First American Treasury Obligations Fund - Class X, 4.02% (b) (Cost $56,211,697)	56,211,697	$56,211,697

Total Investments at Value — 99.9% (Cost $736,980,237)		$986,889,216

Other Assets in Excess of Liabilities — 0.1%		540,521

Net Assets — 100.0%		$987,429,737

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of September 30, 2025.

See accompanying notes to financial statements.

DAVENPORT EQUITY OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

September 30, 2025 (Unaudited)

COMMON STOCKS — 97.3%	Shares	Value
Communications — 2.1%
Take-Two Interactive Software, Inc. (a)	71,792	$18,548,181

Consumer Discretionary — 26.1%
Caesars Entertainment, Inc. (a)	1,017,894	27,508,585
CarMax, Inc. (a)	471,090	21,137,808
DraftKings, Inc. - Class A (a)	931,916	34,853,658
Etsy, Inc. (a)	221,030	14,674,182
Live Nation Entertainment, Inc. (a)	340,000	55,556,000
Mobileye Global, Inc. - Class A (a)	847,700	11,969,524
O’Reilly Automotive, Inc. (a)	355,502	38,326,671
Wynn Resorts Ltd.	226,773	29,088,173
		233,114,601
Consumer Staples — 2.6%
Casey’s General Stores, Inc.	40,484	22,886,415

Financials — 22.6%
Brookfield Asset Management Ltd. - Class A	468,039	26,650,141
Brookfield Corporation	804,527	55,174,462
Fairfax Financial Holdings Ltd.	19,731	34,495,115
Kinsale Capital Group, Inc.	126,315	53,716,717
Markel Group, Inc. (a)	16,445	31,432,315
		201,468,750
Health Care — 7.0%
Agilent Technologies, Inc.	110,368	14,165,733
Align Technology, Inc. (a)	200,553	25,113,247
Elevance Health, Inc.	72,369	23,383,871
		62,662,851
Industrials — 21.5%
Clean Harbors, Inc. (a)	200,073	46,460,952
Enovis Corporation (a)	778,312	23,613,986
ESAB Corporation	306,913	34,294,459
Generac Holdings, Inc. (a)	94,415	15,805,071
Old Dominion Freight Line, Inc.	132,281	18,622,519
Watsco, Inc.	46,599	18,839,976
Xylem, Inc.	236,567	34,893,632
		192,530,595
Materials — 7.4%
Martin Marietta Materials, Inc.	61,832	38,971,473
Sherwin-Williams Company (The)	79,460	27,513,819
		66,485,292
Real Estate — 4.7%
American Tower Corporation	105,282	20,247,834
Lamar Advertising Company - Class A	180,718	22,123,498
		42,371,332

DAVENPORT EQUITY OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 97.3% (Continued)	Shares	Value
Technology — 3.3%
Okta, Inc. (a)	318,777	$29,231,851

Total Common Stocks (Cost $607,159,008)		$869,299,868

MONEY MARKET FUNDS — 2.7%	Shares	Value
First American Treasury Obligations Fund - Class X, 4.02% (b) (Cost $24,388,118)	24,388,118	$24,388,118

Total Investments at Value — 100.0% (Cost $631,547,126)		$893,687,986

Liabilities in Excess of Other Assets — (0.0%) (c)		(433,078)

Net Assets — 100.0%		$893,254,908

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of September 30, 2025.
(c)	Percentage rounds to less than 0.1%.

See accompanying notes to financial statements.

DAVENPORT SMALL CAP FOCUS FUND

SCHEDULE OF INVESTMENTS

September 30, 2025 (Unaudited)

COMMON STOCKS — 91.1%	Shares	Value
Communications — 7.8%
Cable One, Inc.	180,538	$31,964,253
DigitalBridge Group, Inc.	1,500,000	17,550,000
Liberty Media Corporation-Liberty Live - Series C (a)	91,599	8,882,355
Shenandoah Telecommunications Company	642,894	8,627,637
		67,024,245
Consumer Discretionary — 24.0%
Caesars Entertainment, Inc. (a)	1,214,306	32,816,620
DraftKings, Inc. - Class A (a)	383,946	14,359,581
Etsy, Inc. (a)	252,988	16,795,873
Golden Entertainment, Inc. (b)	1,522,916	35,910,359
Monarch Casino & Resort, Inc.	666,600	70,552,944
OneSpaWorld Holdings Ltd.	1,739,421	36,771,360
		207,206,737
Consumer Staples — 2.7%
J & J Snack Foods Corporation	247,224	23,755,754

Energy — 5.5%
California Resources Corporation	797,299	42,400,361
CNX Resources Corporation (a)	157,267	5,051,416
		47,451,777
Financials — 11.3%
Atlantic Union Bankshares Corporation	542,210	19,134,591
Kinsale Capital Group, Inc.	114,799	48,819,423
Stewart Information Services Corporation	406,551	29,808,319
		97,762,333
Health Care — 0.8%
Bowhead Specialty Holdings, Inc. (a)	269,752	7,294,094

Industrials — 20.6%
Cognex Corporation	400,000	18,120,000
Enovis Corporation (a)	1,199,630	36,396,774
ESAB Corporation	359,427	40,162,373
Generac Holdings, Inc. (a)	174,666	29,239,088
Hexcel Corporation	506,503	31,757,738
Kirby Corporation (a)	262,941	21,942,427
		177,618,400
Materials — 4.3%
NewMarket Corporation	18,360	15,205,935
Trex Company, Inc. (a)	416,619	21,526,704
		36,732,639
Real Estate — 7.2%
Americold Realty Trust, Inc.	1,777,244	21,753,466
Janus International Group, Inc. (a)	2,196,612	21,680,561

DAVENPORT SMALL CAP FOCUS FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 91.1% (Continued)	Shares	Value
Real Estate — 7.2% (Continued)
Lamar Advertising Company - Class A	37,322	$4,568,959
Outfront Media, Inc.	791,393	14,498,320
		62,501,306
Technology — 6.9%
HealthEquity, Inc. (a)	269,290	25,520,613
Verra Mobility Corporation - Class A (a)	1,371,281	33,870,641
		59,391,254

Total Common Stocks (Cost $695,620,100)		$786,738,539

EXCHANGE-TRADED FUNDS — 2.1%	Shares	Value
ALPS Medical Breakthroughs ETF (Cost $14,436,219)	473,402	$18,395,929

MONEY MARKET FUNDS — 6.8%	Shares	Value
First American Treasury Obligations Fund - Class X, 4.02% (c) (Cost $58,727,774)	58,727,774	$58,727,774

Total Investments at Value — 100.0% (Cost $768,784,093)		$863,862,242

Liabilities in Excess of Other Assets — (0.0%) (d)		(458,759)

Net Assets — 100.0%		$863,403,483

(a)	Non-income producing security.
(b)	The Fund owned 5% or more of the company’s outstanding voting shares thereby making the company an affiliate of the Fund as the term is defined in the Investment Company Act of 1940 (Note 6).
(c)	The rate shown is the 7-day effective yield as of September 30, 2025.
(d)	Percentage rounds to less than 0.1%.

See accompanying notes to financial statements.

DAVENPORT BALANCED INCOME FUND

SCHEDULE OF INVESTMENTS

September 30, 2025 (Unaudited)

COMMON STOCKS — 55.4%	Shares	Value
Communications — 1.4%
Comcast Corporation - Class A	124,487	$3,911,381

Consumer Discretionary — 3.1%
Genuine Parts Company	17,247	2,390,434
Lowe’s Companies, Inc.	11,344	2,850,861
McDonald’s Corporation	9,828	2,986,631
		8,227,926
Consumer Staples — 4.8%
Anheuser-Busch InBev S.A./N.V. - ADR	74,741	4,455,311
Kenvue, Inc.	108,000	1,752,840
PepsiCo, Inc.	14,405	2,023,038
Philip Morris International, Inc.	13,175	2,136,985
Smithfield Foods, Inc.	104,000	2,441,920
		12,810,094
Energy — 5.9%
Chevron Corporation	31,803	4,938,688
Enbridge, Inc.	60,275	3,041,476
Enterprise Products Partners, L.P.	87,000	2,720,490
Exxon Mobil Corporation	19,361	2,182,953
Schlumberger Ltd.	86,921	2,987,475
		15,871,082
Financials — 11.7%
Berkshire Hathaway, Inc. - Class B (a)	6,141	3,087,326
Brookfield Asset Management Ltd. - Class A	76,217	4,339,796
Brookfield Corporation	53,688	3,681,923
Citigroup, Inc.	33,536	3,403,904
Fairfax Financial Holdings Ltd.	2,340	4,090,952
Fidelity National Financial, Inc.	39,078	2,363,828
JPMorgan Chase & Company	13,486	4,253,889
Markel Group, Inc. (a)	1,665	3,182,415
Wells Fargo & Company	37,851	3,172,671
		31,576,704
Health Care — 9.3%
Becton, Dickinson and Company	23,020	4,308,653
Elevance Health, Inc.	10,726	3,465,785
Johnson & Johnson	28,470	5,278,907
Medtronic plc	36,857	3,510,261
Novo Nordisk A/S - ADR	37,975	2,107,233
Sanofi - ADR	68,467	3,231,642
UnitedHealth Group, Inc.	9,182	3,170,545
		25,073,026

DAVENPORT BALANCED INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 55.4% (Continued)	Shares	Value
Industrials — 9.0%
FedEx Corporation	7,451	$1,757,020
Johnson Controls International plc	28,026	3,081,459
L3Harris Technologies, Inc.	18,428	5,628,095
Norfolk Southern Corporation	13,517	4,060,642
TE Connectivity plc	20,730	4,550,857
United Parcel Service, Inc. - Class B	26,017	2,173,200
Watsco, Inc.	7,270	2,939,261
		24,190,534
Materials — 0.6%
Avery Dennison Corporation	10,339	1,676,676

Real Estate — 3.7%
Alexandria Real Estate Equities, Inc.	29,039	2,420,110
American Tower Corporation	22,905	4,405,090
Lamar Advertising Company - Class A	24,867	3,044,218
		9,869,418
Technology — 2.6%
Accenture plc - Class A	11,789	2,907,167
HP, Inc.	81,357	2,215,351
Oracle Corporation	7,148	2,010,304
		7,132,822
Utilities — 3.3%
Brookfield Infrastructure Partners, L.P.	61,867	2,034,806
Brookfield Renewable Partners, L.P.	76,999	1,985,804
NextEra Energy, Inc.	63,059	4,760,324
		8,780,934

Total Common Stocks (Cost $113,966,979)		$149,120,597

FIXED RATE CORPORATE BONDS — 24.3%	Par Value	Value
Communications — 1.9%
Meta Platforms, Inc., 4.950%, due 05/15/2033	$4,990,000	$5,163,876

Consumer Staples — 2.1%
Keurig Dr Pepper, Inc., 5.050%, due 03/15/2029	2,500,000	2,545,342
Phillip Morris International, Inc., 5.375%, due 02/15/2033	2,995,000	3,126,511
		5,671,853
Energy — 6.0%
Boardwalk Pipelines, L.P., 4.450%, due 07/15/2027	2,200,000	2,204,818
BP Capital Markets America, 4.812%, due 02/13/2033	2,990,000	3,025,261
MPLX, L.P., 4.125%, due 03/01/2027	3,250,000	3,246,001

DAVENPORT BALANCED INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

FIXED RATE CORPORATE BONDS — 24.3% (Continued)	Par Value	Value
Energy — 6.0% (Continued)
Occidental Petroleum Corporation,
5.000%, due 08/01/2027	$2,000,000	$2,021,116
5.550%, due 10/01/2034	3,500,000	3,550,662
ONEOK, Inc., 5.550%, due 11/01/2026	1,995,000	2,020,447
		16,068,305
Financials — 4.6%
BlackRock, Inc., 4.750%, due 05/25/2033	3,000,000	3,065,249
Charles Schwab Corporation (The), 5.875%, due 08/24/2026	3,750,000	3,805,408
Royal Bank of Canada, 5.000%, due 05/02/2033	3,000,000	3,090,752
Wells Fargo & Company, 4.811%, due 01/15/2026	2,500,000	2,503,606
		12,465,015
Health Care — 3.5%
Bristol-Myers Squibb Company, 5.900%, due 11/15/2033	3,000,000	3,261,218
HCA, Inc., 5.450%, due 04/01/2031	3,500,000	3,639,629
Merck & Company, Inc., 4.500%, due 05/17/2033	2,490,000	2,503,290
		9,404,137
Industrials — 0.8%
Waste Management, Inc., 4.875%, due 02/15/2029	1,995,000	2,048,835

Materials — 2.3%
Ferguson Enterprises, Inc., 4.350%, due 03/15/2031	3,200,000	3,179,421
Sherwin-Williams Company (The), 4.300%, due 08/15/2028	3,000,000	3,015,721
		6,195,142
Technology — 3.1%
Fiserv, Inc., 3.200%, due 07/01/2026	2,325,000	2,310,357
Oracle Corporation, 5.800%, due 11/10/2025	2,990,000	2,994,219
Paychex, Inc., 5.100%, due 04/15/2030	3,000,000	3,087,291
		8,391,867

Total Fixed Rate Corporate Bonds (Cost $64,112,335)		$65,409,030

MUNICIPAL BONDS — 0.9%	Par Value	Value
Richmond, VA, GO, Public Improvement Bonds Series, 4.800%, due 03/01/2033 (Cost $2,525,197)	$2,455,000	$2,515,238

DAVENPORT BALANCED INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 6.5%	Par Value	Value
Federal Farm Credit Bank — 4.1%
5.260%, due 11/14/2033	$5,000,000	$4,990,834
5.550%, due 01/02/2035	1,000,000	1,003,048
5.330%, due 10/17/2039	5,000,000	4,967,996
		10,961,878
Federal Home Loan Bank — 2.4%
5.250%, due 03/20/2035	5,000,000	5,019,278
5.550%, due 09/12/2039	1,500,000	1,489,039
		6,508,317

Total U.S. Government & Agency Obligations (Cost $17,459,418)		$17,470,195

U.S. TREASURY OBLIGATIONS — 3.5%	Par Value	Value
U.S. Treasury Bills — 1.8%
4.335%, due 10/16/2025 (b)	$5,000,000	$4,991,554

U.S. Treasury Notes — 1.7%
4.875%, due 04/30/2026	2,500,000	2,514,678
3.875%, due 08/15/2033	2,000,000	1,983,906
		4,498,584

Total U.S. Treasury Obligations (Cost $9,368,357)		$9,490,138

MONEY MARKET FUNDS — 8.8%	Shares	Value
First American Treasury Obligations Fund - Class X, 4.02% (c) (Cost $23,700,700)	23,700,700	$23,700,700

Total Investments at Value — 99.4% (Cost $231,132,986)		$267,705,898

Other Assets in Excess of Liabilities — 0.6%		1,484,855

Net Assets — 100.0%		$269,190,753

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	The rate shown is the annualized yield at the time of purchase.
(c)	The rate shown is the 7-day effective yield as of September 30, 2025.

See accompanying notes to financial statements.

DAVENPORT INSIDER BUYING FUND

SCHEDULE OF INVESTMENTS

September 30, 2025 (Unaudited)

COMMON STOCKS — 98.5%	Shares	Value
Communications — 2.2%
Charter Communications, Inc. - Class A (a)	7,000	$1,925,735

Consumer Discretionary — 9.2%
Builders FirstSource, Inc. (a)	16,000	1,940,000
LKQ Corporation	45,000	1,374,300
NIKE, Inc. - Class B	41,500	2,893,795
Wynn Resorts Ltd.	14,000	1,795,780
		8,003,875
Consumer Staples — 1.9%
Darling Ingredients, Inc. (a)	53,000	1,636,110

Energy — 3.7%
ConocoPhillips	34,000	3,216,060

Financials — 6.9%
Aon plc - Class A	7,300	2,603,034
Charles Schwab Corporation (The)	35,500	3,389,185
		5,992,219
Health Care — 16.0%
Align Technology, Inc. (a)	17,000	2,128,740
Becton, Dickinson and Company	12,000	2,246,040
Cooper Companies, Inc. (The) (a)	34,000	2,331,040
Elevance Health, Inc.	7,500	2,423,400
Eli Lilly & Company	2,700	2,060,100
Zimmer Biomet Holdings, Inc.	28,000	2,758,000
		13,947,320
Industrials — 20.8%
Amphenol Corporation - Class A	19,000	2,351,250
Clean Harbors, Inc. (a)	10,500	2,438,310
Eaton Corporation plc	6,200	2,320,350
Emerson Electric Company	17,000	2,230,060
FedEx Corporation	8,500	2,004,385
Hexcel Corporation	35,000	2,194,500
Keysight Technologies, Inc. (a)	17,000	2,973,640
United Parcel Service, Inc. - Class B	20,000	1,670,600
		18,183,095
Materials — 9.7%
Corteva, Inc.	25,000	1,690,750
Eagle Materials, Inc.	7,500	1,747,800
International Flavors & Fragrances, Inc.	37,500	2,307,750
Martin Marietta Materials, Inc.	4,300	2,710,204
		8,456,504

DAVENPORT INSIDER BUYING FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS — 98.5% (Continued)	Shares	Value
Real Estate — 2.4%
Mid-America Apartment Communities, Inc.	15,000	$2,095,950

Technology — 22.3%
Applied Materials, Inc.	12,500	2,559,250
Booz Allen Hamilton Holding Corporation	13,500	1,349,325
Leidos Holdings, Inc.	13,500	2,550,960
Marvell Technology, Inc.	32,000	2,690,240
Mastercard, Inc. - Class A	4,800	2,730,288
MSCI, Inc.	4,700	2,666,827
TransUnion	24,000	2,010,720
Zebra Technologies Corporation - Class A (a)	10,000	2,971,600
		19,529,210
Utilities — 3.4%
NextEra Energy, Inc.	40,000	3,019,600

Total Common Stocks (Cost $79,848,985)		$86,005,678

MONEY MARKET FUNDS — 1.5%	Shares	Value
First American Treasury Obligations Fund - Class X, 4.02% (b) (Cost $1,314,657)	1,314,657	$1,314,657

Total Investments at Value — 100.0% (Cost $81,163,642)		$87,320,335

Other Assets in Excess of Liabilities — 0.0% (c)		20,239

Net Assets — 100.0%		$87,340,574

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of September 30, 2025.
(c)	Percentage rounds to less than 0.1%.

See accompanying notes to financial statements.

THE DAVENPORT FUNDS

STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2025 (Unaudited)

	Davenport Core Leaders Fund	Davenport Value & Income Fund	Davenport Equity Opportunities Fund
ASSETS
Investments in unaffiliated securities:
At cost	$668,173,457	$736,980,237	$631,547,126
At value (Note 2)	$1,234,115,448	$986,889,216	$893,687,986
Cash	12,975,572	—	—
Receivable for capital shares sold	692,737	439,786	233,359
Dividends receivable	228,075	1,476,030	264,685
Tax reclaims receivable	126,331	—	—
Other assets	28,900	28,081	27,618
TOTAL ASSETS	1,248,167,063	988,833,113	894,213,648

LIABILITIES
Payable for capital shares redeemed	244,759	718,829	319,267
Accrued management fees (Note 4)	762,680	602,860	559,223
Payable to administrator (Note 4)	82,330	70,020	69,190
Other accrued expenses	14,148	11,667	11,060
TOTAL LIABILITIES	1,103,917	1,403,376	958,740

NET ASSETS	$1,247,063,146	$987,429,737	$893,254,908

Net assets consist of:
Paid-in capital	$660,072,492	$708,105,487	$615,938,171
Accumulated earnings	586,990,654	279,324,250	277,316,737
Net assets	$1,247,063,146	$987,429,737	$893,254,908

Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.01 par value)	31,848,810	48,745,781	36,069,027

Net asset value, offering price and redemption price per share (Note 2)	$39.16	$20.26	$24.77

See accompanying notes to financial statements.

THE DAVENPORT FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

September 30, 2025 (Unaudited)

	Davenport Small Cap Focus Fund	Davenport Balanced Income Fund	Davenport Insider Buying Fund
ASSETS
Investments in unaffiliated securities, at cost	$723,291,938	$231,132,986	$81,163,642
Investments in affiliated securities, at cost	45,492,155	—	—
Total investments, at cost	$768,784,093	$231,132,986	$81,163,642
Investments in unaffiliated securities, at value (Note 2)	$827,951,883	$267,705,898	$87,320,335
Investments in affiliated securities, at value (Notes 2 & 6)	35,910,359	—	—
Total investments, at value	863,862,242	267,705,898	87,320,335
Receivable for capital shares sold	412,501	188,584	13,946
Dividends and interest receivable	1,153,597	1,482,396	63,972
Tax reclaims receivable	281	—	—
Other assets	29,961	21,377	19,120
TOTAL ASSETS	865,458,582	269,398,255	87,417,373

LIABILITIES
Payable for capital shares redeemed	991,350	12,599	9,253
Payable for investment securities purchased	442,221	—	—
Accrued management fees (Note 4)	542,951	163,630	55,016
Payable to administrator (Note 4)	67,660	25,100	9,340
Other accrued expenses	10,917	6,173	3,190
TOTAL LIABILITIES	2,055,099	207,502	76,799

NET ASSETS	$863,403,483	$269,190,753	$87,340,574

Net assets consist of:
Paid-in capital	$800,308,373	$227,228,220	$82,561,141
Accumulated earnings	63,095,110	41,962,533	4,779,433
Net assets	$863,403,483	$269,190,753	$87,340,574

Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.01 par value)	50,642,929	19,601,179	7,936,251

Net asset value, offering price and redemption price per share (Note 2)	$17.05	$13.73	$11.01

See accompanying notes to financial statements.

THE DAVENPORT FUNDS

STATEMENTS OF OPERATIONS

For the Six Months Ended September 30, 2025 (Unaudited)

	Davenport Core Leaders Fund	Davenport Value & Income Fund	Davenport Equity Opportunities Fund
INVESTMENT INCOME
Dividends from unaffiliated investments	$4,891,970	$13,964,869	$3,599,246
Foreign withholding taxes on dividends (net reclaims received)	(67,649)	(483,905)	(85,259)
TOTAL INVESTMENT INCOME	4,824,321	13,480,964	3,513,987

EXPENSES
Management fees (Note 4)	4,375,630	3,500,859	3,358,138
Administration fees (Note 4)	462,778	399,535	402,229
Custodian and bank service fees	30,560	24,583	23,506
Registration and filing fees	8,480	9,003	17,551
Trustees’ fees and expenses (Note 4)	15,049	15,049	15,049
Compliance service fees (Note 4)	20,177	16,653	16,229
Audit and tax services fees	9,295	9,295	9,295
Insurance expense	9,672	8,144	7,830
Postage and supplies	2,010	8,870	9,539
Shareholder reporting expenses	3,413	3,392	3,366
Legal fees	2,617	2,617	2,617
Other expenses	6,376	6,326	6,203
TOTAL EXPENSES	4,946,057	4,004,326	3,871,552

NET INVESTMENT INCOME (LOSS)	(121,736)	9,476,638	(357,565)

REALIZED AND UNREALIZED GAINS ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gains from:
Unaffiliated investments	21,214,276	28,462,256	15,535,390
Foreign currency transactions	—	4,717	—
Net change in unrealized appreciation (depreciation) on unaffiliated investments	137,129,268	34,172,089	33,300,114
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS AND FOREIGN CURRENCIES	158,343,544	62,639,062	48,835,504

NET INCREASE IN NET ASSETS FROM OPERATIONS	$158,221,808	$72,115,700	$48,477,939

See accompanying notes to financial statements.

THE DAVENPORT FUNDS

STATEMENTS OF OPERATIONS (Continued)

For the Six Months Ended September 30, 2025 (Unaudited)

	Davenport Small Cap Focus Fund	Davenport Balanced Income Fund	Davenport Insider Buying Fund
INVESTMENT INCOME
Dividends from unaffiliated investments	$5,221,714	$2,537,192	$742,123
Dividends from affiliated investments (Note 6)	737,883	—	—
Foreign withholding taxes on dividends (net reclaims received)	—	(81,877)	—
Interest	—	2,350,051	—
TOTAL INVESTMENT INCOME	5,959,597	4,805,366	742,123

EXPENSES
Management fees (Note 4)	3,272,568	956,392	340,649
Administration fees (Note 4)	394,701	144,244	56,469
Custodian and bank service fees	24,045	7,505	3,385
Registration and filing fees	33,333	12,767	15,492
Trustees’ fees and expenses (Note 4)	15,049	15,049	13,049
Compliance service fees (Note 4)	15,834	5,867	3,343
Audit and tax services fees	9,295	10,257	9,295
Insurance expense	7,827	2,563	1,207
Postage and supplies	1,819	1,522	1,377
Shareholder reporting expenses	3,363	3,019	2,573
Legal fees	2,617	2,617	2,617
Other expenses	6,663	8,507	6,226
TOTAL EXPENSES	3,787,114	1,170,309	455,682

NET INVESTMENT INCOME	2,172,483	3,635,057	286,441

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gains from:
Unaffiliated investments	5,518,291	4,226,635	509,998
Foreign currency transactions	—	685	—
Net change in unrealized appreciation (depreciation) on unaffiliated investments	55,794,766	5,530,693	5,673,472
Net change in unrealized appreciation (depreciation) on affiliated investments (Note 6)	(4,048,321)	—	—
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS AND FOREIGN CURRENCIES	57,264,736	9,758,013	6,183,470

NET INCREASE IN NET ASSETS FROM OPERATIONS	$59,437,219	$13,393,070	$6,469,911

See accompanying notes to financial statements.

DAVENPORT CORE LEADERS FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
FROM OPERATIONS
Net investment income (loss)	$(121,736)	$1,063,783
Net realized gains from investment transactions	21,214,276	52,508,653
Net change in unrealized appreciation (depreciation) on investments	137,129,268	3,010,038
Net increase in net assets from operations	158,221,808	56,582,474

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	(22,288,748)	(57,569,579)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	58,779,472	102,118,223
Net asset value of shares issued in reinvestment of distributions to shareholders	20,473,128	52,958,493
Payments for shares redeemed	(38,284,571)	(69,124,506)
Net increase in net assets from capital share transactions	40,968,029	85,952,210

TOTAL INCREASE IN NET ASSETS	176,901,089	84,965,105

NET ASSETS
Beginning of period	1,070,162,057	985,196,952
End of period	$1,247,063,146	$1,070,162,057

CAPITAL SHARE ACTIVITY
Shares sold	1,597,984	2,835,428
Shares reinvested	551,391	1,462,833
Shares redeemed	(1,034,064)	(1,926,990)
Net increase in shares outstanding	1,115,311	2,371,271
Shares outstanding at beginning of period	30,733,499	28,362,228
Shares outstanding at end of period	31,848,810	30,733,499

See accompanying notes to financial statements.

DAVENPORT VALUE & INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
FROM OPERATIONS
Net investment income	$9,476,638	$15,265,777
Net realized gains (losses) from:
Investments	28,462,256	45,586,133
Foreign currency transactions	4,717	(2,046)
Net change in unrealized appreciation (depreciation) on investments	34,172,089	8,771,136
Net increase in net assets from operations	72,115,700	69,621,000

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	(16,035,585)	(70,223,149)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	39,123,842	60,585,839
Net asset value of shares issued in reinvestment of distributions to shareholders	14,455,724	64,215,534
Payments for shares redeemed	(30,799,608)	(79,583,275)
Net increase in net assets from capital share transactions	22,779,958	45,218,098

TOTAL INCREASE IN NET ASSETS	78,860,073	44,615,949

NET ASSETS
Beginning of period	908,569,664	863,953,715
End of period	$987,429,737	$908,569,664

CAPITAL SHARE ACTIVITY
Shares sold	2,026,509	3,147,402
Shares reinvested	745,767	3,350,749
Shares redeemed	(1,589,491)	(4,142,106)
Net increase in shares outstanding	1,182,785	2,356,045
Shares outstanding at beginning of period	47,562,996	45,206,951
Shares outstanding at end of period	48,745,781	47,562,996

See accompanying notes to financial statements.

DAVENPORT EQUITY OPPORTUNITIES FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
FROM OPERATIONS
Net investment income (loss)	$(357,565)	$323,259
Net realized gains from investment transactions	15,535,390	21,379,402
Net change in unrealized appreciation (depreciation) on investments	33,300,114	(65,918,847)
Net increase (decrease) in net assets from operations	48,477,939	(44,216,186)

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	(8,701,448)	(842,488)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	21,461,825	79,622,482
Net asset value of shares issued in reinvestment of distributions to shareholders	8,024,522	771,373
Payments for shares redeemed	(43,755,030)	(65,244,095)
Net increase (decrease) in net assets from capital share transactions	(14,268,683)	15,149,760

TOTAL INCREASE (DECREASE) IN NET ASSETS	25,507,808	(29,908,914)

NET ASSETS
Beginning of period	867,747,100	897,656,014
End of period	$893,254,908	$867,747,100

CAPITAL SHARE ACTIVITY
Shares sold	879,543	3,320,632
Shares reinvested	332,278	34,268
Shares redeemed	(1,783,223)	(2,709,385)
Net increase (decrease) in shares outstanding	(571,402)	645,515
Shares outstanding at beginning of period	36,640,429	35,994,914
Shares outstanding at end of period	36,069,027	36,640,429

See accompanying notes to financial statements.

DAVENPORT SMALL CAP FOCUS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
FROM OPERATIONS
Net investment income	$2,172,483	$6,411,976
Net realized gains (losses) from investment transactions	5,518,291	(38,076,103)
Net change in unrealized appreciation (depreciation) on investments	51,746,445	(112,499,759)
Net increase (decrease) in net assets from operations	59,437,219	(144,163,886)

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	(1,298,235)	(24,726,213)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	54,078,233	193,852,044
Net asset value of shares issued in reinvestment of distributions to shareholders	1,227,557	23,386,644
Payments for shares redeemed	(117,259,885)	(189,269,458)
Net increase (decrease) in net assets from capital share transactions	(61,954,095)	27,969,230

TOTAL DECREASE IN NET ASSETS	(3,815,111)	(140,920,869)

NET ASSETS
Beginning of period	867,218,594	1,008,139,463
End of period	$863,403,483	$867,218,594

CAPITAL SHARE ACTIVITY
Shares sold	3,311,549	11,045,732
Shares reinvested	72,609	1,391,536
Shares redeemed	(7,101,954)	(10,821,936)
Net increase (decrease) in shares outstanding	(3,717,796)	1,615,332
Shares outstanding at beginning of period	54,360,725	52,745,393
Shares outstanding at end of period	50,642,929	54,360,725

See accompanying notes to financial statements.

DAVENPORT BALANCED INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
FROM OPERATIONS
Net investment income	$3,635,057	$6,241,118
Net realized gains (losses) from:
Investments	4,226,635	8,051,125
Foreign currency transactions	685	(297)
Net change in unrealized appreciation (depreciation) on investments	5,530,693	1,033,859
Net increase in net assets from operations	13,393,070	15,325,805

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	(4,326,487)	(8,793,704)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	18,814,219	25,043,151
Net asset value of shares issued in reinvestment of distributions to shareholders	3,936,049	7,973,560
Payments for shares redeemed	(8,244,878)	(21,993,246)
Net increase in net assets from capital share transactions	14,505,390	11,023,465

TOTAL INCREASE IN NET ASSETS	23,571,973	17,555,566

NET ASSETS
Beginning of period	245,618,780	228,063,214
End of period	$269,190,753	$245,618,780

CAPITAL SHARE ACTIVITY
Shares sold	1,406,669	1,897,482
Shares reinvested	292,937	601,621
Shares redeemed	(615,032)	(1,676,094)
Net increase in shares outstanding	1,084,574	823,009
Shares outstanding at beginning of period	18,516,605	17,693,596
Shares outstanding at end of period	19,601,179	18,516,605

See accompanying notes to financial statements.

DAVENPORT INSIDER BUYING FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2025 (Unaudited)	Year Ended March 31, 2025
FROM OPERATIONS
Net investment income	$286,441	$720,451
Net realized gains (losses) from investment transactions	509,998	(1,883,286)
Net change in unrealized appreciation (depreciation) on investments	5,673,472	(6,418,551)
Net increase (decrease) in net assets from operations	6,469,911	(7,581,386)

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	(296,466)	(760,550)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	2,833,179	29,673,152
Net asset value of shares issued in reinvestment of distributions to shareholders	284,173	736,202
Payments for shares redeemed	(13,846,205)	(9,725,210)
Net increase (decrease) in net assets from capital share transactions	(10,728,853)	20,684,144

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,555,408)	12,342,208

NET ASSETS
Beginning of period	91,895,982	79,553,774
End of period	$87,340,574	$91,895,982

CAPITAL SHARE ACTIVITY
Shares sold	271,878	2,724,907
Shares reinvested	26,477	68,904
Shares redeemed	(1,299,206)	(894,449)
Net increase (decrease) in shares outstanding	(1,000,851)	1,899,362
Shares outstanding at beginning of period	8,937,102	7,037,740
Shares outstanding at end of period	7,936,251	8,937,102

See accompanying notes to financial statements.

DAVENPORT CORE LEADERS FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period:

	Six Months Ended Sept. 30, 2025 (Unaudited)		Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022		Year Ended March 31, 2021
Net asset value at beginning of period	$34.82		$34.74	$27.12	$32.09	$31.48		$21.48

Income (loss) from investment operations:
Net investment income (loss)	(0.00	)(a)	0.03	0.10	0.18	0.01		0.05
Net realized and unrealized gains (losses) on investments	5.06		2.04	9.48	(3.88)	3.38		10.27
Total from investment operations	5.06		2.07	9.58	(3.70)	3.39		10.32

Less distributions from:
Net investment income	(0.00	)(a)	(0.04)	(0.10)	(0.18)	(0.00	)(a)	(0.07)
Net realized gains	(0.72)		(1.95)	(1.86)	(1.09)	(2.78)		(0.25)
Total distributions	(0.72)		(1.99)	(1.96)	(1.27)	(2.78)		(0.32)

Net asset value at end of period	$39.16		$34.82	$34.74	$27.12	$32.09		$31.48

Total return (b)	14.64	%(c)	5.81%	36.76%	(11.37%)	10.89%		48.20%

Net assets at end of period (000’s)	$1,247,063		$1,070,162	$985,197	$716,818	$845,650		$756,050

Ratio of total expenses to average net assets	0.85	%(d)	0.85%	0.87%	0.87%	0.86%		0.87%

Ratio of net investment income (loss) to average net assets	(0.02	%)(d)	0.10%	0.34%	0.66%	0.04%		0.17%

Portfolio turnover rate	5	%(c)	17%	22%	19%	20%		30%

(a)	Amount rounds to less than $0.01 per share.
(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes to financial statements.

DAVENPORT VALUE & INCOME FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period:

	Six Months Ended Sept. 30, 2025 (Unaudited)		Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Net asset value at beginning of period	$19.10		$19.11	$16.92	$20.29	$18.58	$13.04

Income (loss) from investment operations:
Net investment income	0.20		0.33	0.28	0.35	0.29	0.28
Net realized and unrealized gains (losses) on investments and foreign currencies	1.30		1.21	2.20	(2.75)	2.32	5.98
Total from investment operations	1.50		1.54	2.48	(2.40)	2.61	6.26

Less distributions from:
Net investment income	(0.18)		(0.33)	(0.29)	(0.35)	(0.30)	(0.27)
Net realized gains	(0.16)		(1.22)	—	(0.62)	(0.60)	(0.45)
Total distributions	(0.34)		(1.55)	(0.29)	(0.97)	(0.90)	(0.72)

Net asset value at end of period	$20.26		$19.10	$19.11	$16.92	$20.29	$18.58

Total return (a)	7.91	%(b)	8.25%	14.78%	(11.81%)	14.24%	49.55%

Net assets at end of period (000’s)	$987,430		$908,570	$863,954	$803,930	$920,055	$789,652

Ratio of total expenses to average net assets	0.86	%(c)	0.86%	0.87%	0.87%	0.86%	0.87%

Ratio of net investment income to average net assets	2.03	%(c)	1.73%	1.61%	2.00%	1.46%	1.78%

Portfolio turnover rate	14	%(b)	24%	37%	21%	20%	34%

(a)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(b)	Not annualized.
(c)	Annualized.

See accompanying notes to financial statements.

DAVENPORT EQUITY OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period:

	Six Months Ended Sept. 30, 2025 (Unaudited)		Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Net asset value at beginning of period	$23.68		$24.94	$19.60	$23.54	$24.54	$16.56

Income (loss) from investment operations:
Net investment income (loss)	(0.01)		0.01	0.05	0.08	(0.05)	(0.03)
Net realized and unrealized gains (losses) on investments	1.34		(1.25)	6.38	(2.39)	1.80	10.42
Total from investment operations	1.33		(1.24)	6.43	(2.31)	1.75	10.39

Less distributions from:
Net investment income	—		(0.02)	(0.06)	(0.06)	—	—
Net realized gains	(0.24)		—	(1.03)	(1.57)	(2.75)	(2.41)
Total distributions	(0.24)		(0.02)	(1.09)	(1.63)	(2.75)	(2.41)

Net asset value at end of period	$24.77		$23.68	$24.94	$19.60	$23.54	$24.54

Total return (a)	5.64	%(b)	(4.96%)	34.01%	(9.25%)	6.89%	66.20%

Net assets at end of period (000’s)	$893,255		$867,747	$897,656	$653,865	$741,496	$659,114

Ratio of total expenses to average net assets	0.86	%(c)	0.86%	0.87%	0.88%	0.87%	0.88%

Ratio of net investment income (loss) to average net assets	(0.08	%)(c)	0.04%	0.25%	0.40%	(0.20%)	(0.13%)

Portfolio turnover rate	10	%(b)	25%	24%	26%	22%	31%

(a)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(b)	Not annualized.
(c)	Annualized.

See accompanying notes to financial statements.

DAVENPORT SMALL CAP FOCUS FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period:

	Six Months Ended Sept. 30, 2025 (Unaudited)		Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Net asset value at beginning of period	$15.95		$19.11	$16.03	$17.85	$19.37	$11.14

Income (loss) from investment operations:
Net investment income (a)	0.04		0.12	0.11	0.15	0.11	0.04
Net realized and unrealized gains (losses) on investments	1.09		(2.83)	3.71	(0.90)	1.20	9.28
Total from investment operations	1.13		(2.71)	3.82	(0.75)	1.31	9.32

Less distributions from:
Net investment income	(0.03)		(0.11)	(0.12)	(0.13)	(0.13)	(0.20)
Net realized gains	—		(0.34)	(0.62)	(0.94)	(2.70)	(0.89)
Total distributions	(0.03)		(0.45)	(0.74)	(1.07)	(2.83)	(1.09)

Net asset value at end of period	$17.05		$15.95	$19.11	$16.03	$17.85	$19.37

Total return (b)	7.06	%(c)	(14.27%)	24.59%	(3.56%)	6.85%	84.84%

Net assets at end of period (000’s)	$863,403		$867,219	$1,008,139	$588,160	$587,568	$491,256

Ratio of total expenses to average net assets (d)	0.87	%(e)	0.87%	0.88%	0.89%	0.88%	0.91%

Ratio of net investment income to average net assets (d)	0.50	%(e)	0.66%	0.71%	0.99%	0.49%	0.12%

Portfolio turnover rate	19	%(c)	46%	28%	36%	44%	54%

(a)	Recognition of net investment income by the Fund is affected by the timing of declarations of dividends by the underlying investment companies, if any, in which the Fund invests.
(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Not annualized.
(d)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of expenses of the underlying investment companies, if any, in which the Fund invests.
(e)	Annualized.

See accompanying notes to financial statements.

DAVENPORT BALANCED INCOME FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period:

	Six Months Ended Sept. 30, 2025 (Unaudited)		Year Ended March 31, 2025	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Year Ended March 31, 2021
Net asset value at beginning of period	$13.26		$12.89	$11.96	$13.61	$12.85	$9.84

Income (loss) from investment operations:
Net investment income (a)	0.19		0.35	0.30	0.23	0.19	0.20
Net realized and unrealized gains (losses) on investments and foreign currencies	0.51		0.51	0.92	(1.35)	0.77	3.04
Total from investment operations	0.70		0.86	1.22	(1.12)	0.96	3.24

Less distributions from:
Net investment income	(0.17)		(0.34)	(0.29)	(0.22)	(0.18)	(0.23)
Net realized gains	(0.06)		(0.15)	—	(0.31)	(0.02)	—
Total distributions	(0.23)		(0.49)	(0.29)	(0.53)	(0.20)	(0.23)

Net asset value at end of period	$13.73		$13.26	$12.89	$11.96	$13.61	$12.85

Total return (b)	5.31	%(c)	6.74%	10.33%	(8.18%)	7.50%	33.14%

Net assets at end of period (000’s)	$269,191		$245,619	$228,063	$218,648	$236,259	$193,186

Ratio of total expenses to average net assets (d)	0.92	%(e)	0.93%	0.93%	0.93%	0.92%	0.93%

Ratio of net investment income to average net assets (d)	2.85	%(e)	2.65%	2.42%	1.88%	1.42%	1.73%

Portfolio turnover rate	14	%(c)	24%	45%	24%	23%	29%

(a)	Recognition of net investment income by the Fund is affected by the timing of declarations of dividends by the underlying investment companies, if any, in which the Fund invests.
(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Not annualized.
(d)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of expenses of the underlying investment companies, if any, in which the Fund invests.
(e)	Annualized.

See accompanying notes to financial statements.

DAVENPORT INSIDER BUYING FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data and Ratios for a Share Outstanding Throughout Each Period:

	Six Months Ended Sept. 30, 2025 (Unaudited)		Year Ended March 31, 2025	Period Ended March 31, 2024(a)
Net asset value at beginning of period	$10.28		$11.30	$10.00

Income from investment operations:
Net investment income (b)	0.03		0.09	0.03
Net realized and unrealized gains (losses) on investments	0.74		(0.99)	1.30
Total from investment operations	0.77		(0.90)	1.33

Less distributions from:
Net investment income	(0.04)		(0.08)	(0.03)
Net realized gains	—		(0.04)	—
Total distributions	(0.04)		(0.12)	(0.03)

Net asset value at end of period	$11.01		$10.28	$11.30

Total return (c)	7.45	%(d)	(8.27%)	13.31	%(d)

Net assets at end of period (000’s)	$87,341		$91,896	$79,554

Ratio of total expenses to average net assets (e)	1.00	%(f)	1.01%	1.09	%(f)

Ratio of net investment income to average net assets (e)	0.63	%(f)	0.78%	1.00	%(f)

Portfolio turnover rate	25	%(d)	67%	2	%(d)

(a)	Represents the period from the commencement of operations (November 30, 2023) through March 31, 2024.
(b)	Recognition of net investment income by the Fund is affected by the timing of declarations of dividends by the underlying investment companies, if any, in which the Fund invests.
(c)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Not annualized.
(e)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of expenses of the underlying investment companies, if any, in which the Fund invests.
(f)	Annualized.

See accompanying notes to financial statements.

THE DAVENPORT FUNDS

NOTES TO FINANCIAL STATEMENTS

September 30, 2025 (Unaudited)

1. Organization

Davenport Core Leaders Fund, Davenport Value & Income Fund, Davenport Equity Opportunities Fund, Davenport Small Cap Focus Fund, Davenport Balanced Income Fund and Davenport Insider Buying Fund (individually, a “Fund,” and, collectively, the “Funds”) are each a no-load series of the Williamsburg Investment Trust (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was organized as a Massachusetts business trust on July 18, 1988. Other series of the Trust are not incorporated in this report.

Davenport Core Leaders Fund’s investment objective is long-term growth of capital.

Davenport Value & Income Fund’s investment objective is to achieve long-term growth while generating current income through dividend payments on portfolio securities.

Davenport Equity Opportunities Fund’s investment objective is long-term capital appreciation.

Davenport Small Cap Focus Fund’s investment objective is long-term capital appreciation.

Davenport Balanced Income Fund’s investment objective is current income and an opportunity for long-term growth.

Davenport Insider Buying Fund’s investment objective is long-term growth of capital.

Davenport Core Leaders Fund, Davenport Value & Income Fund, Davenport Small Cap Focus Fund, Davenport Balanced Income Fund and Davenport Insider Buying Fund are each classified as a diversified fund. Davenport Equity Opportunities Fund is classified as a non-diversified fund.

2. Significant Accounting Policies

Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” The following is a summary of the Funds’ significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Segment reporting — Davenport & Company LLC (the “Adviser”) acts as each Fund’s chief operating decision maker (“CODM”). The CODM has determined that each Fund has a single operating segment as the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Adviser. The CODM allocates resources and assesses performance based on the operating results of each Fund, which is consistent with the results presented in each Fund’s Schedule of Investments, Statements of Changes in Net Assets and Financial Highlights.

THE DAVENPORT FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

New Accounting Pronouncement — In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (“Topic 740”) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management does not believe there will be any impact on the Funds’ financial statements.

Securities valuation — All investments in securities are recorded at their estimated fair value. The Funds’ portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time). Securities traded on a national stock exchange, including common stocks and Exchange-Traded Funds (“ETFs”), if any, are valued based upon the closing price on the principal exchange where the security is traded, if available, otherwise, at the last quoted bid price. Securities that are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Investments representing shares of money market funds and other open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”) as reported by such companies. When using a quoted price and when the market is considered active, securities will be classified as Level 1 within the fair value hierarchy (see below).

Fixed income securities, including corporate bonds, municipal bonds and U.S. Treasury obligations, are typically valued on the basis of prices provided by an independent pricing service. The prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities, and developments related to specific securities. Given the inputs used by the pricing service, these securities are classified as Level 2 within the fair value hierarchy.

When market quotations are not readily available, if a pricing service cannot provide a price, or if the investment adviser believes the price received from the pricing service is not indicative of fair value, securities will be valued in good faith at fair value as determined by the Adviser as the Funds’ valuation designee, in accordance with procedures adopted by the Board of Trustees (the “Board” or “Trustees”) pursuant to Rule 2a-5 under the 1940 Act. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of the security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

THE DAVENPORT FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the assets or liability, either directly or indirectly; these inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risks, yield curves, default rates and similar data

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the Funds’ investments based on the inputs used to value the investments as of September 30, 2025, by security type:

Davenport Core Leaders Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$1,171,891,712	$—	$—	$1,171,891,712
Money Market Funds	62,223,736	—	—	62,223,736
Total	$1,234,115,448	$—	$—	$1,234,115,448

Davenport Value & Income Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$930,677,519	$—	$—	$930,677,519
Money Market Funds	56,211,697	—	—	56,211,697
Total	$986,889,216	$—	$—	$986,889,216

Davenport Equity Opportunities Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$869,299,868	$—	$—	$869,299,868
Money Market Funds	24,388,118	—	—	24,388,118
Total	$893,687,986	$—	$—	$893,687,986

THE DAVENPORT FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

Davenport Small Cap Focus Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$786,738,539	$—	$—	$786,738,539
Exchange-Traded Funds	18,395,929	—	—	18,395,929
Money Market Funds	58,727,774	—	—	58,727,774
Total	$863,862,242	$—	$—	$863,862,242

Davenport Balanced Income Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$149,120,597	$—	$—	$149,120,597
Fixed Rate Corporate Bonds	—	65,409,030	—	65,409,030
Municipal Bonds	—	2,515,238	—	2,515,238
U.S. Government & Agency Obligations	—	17,470,195	—	17,470,195
U.S. Treasury Obligations	—	9,490,138	—	9,490,138
Money Market Funds	23,700,700	—	—	23,700,700
Total	$172,821,297	$94,884,601	$—	$267,705,898

Davenport Insider Buying Fund	Level 1	Level 2	Level 3	Total
Common Stocks	$86,005,678	$—	$—	$86,005,678
Money Market Funds	1,314,657	—	—	1,314,657
Total	$87,320,335	$—	$—	$87,320,335

Refer to each Fund’s Schedule of Investments for a listing of the securities by sector type. There were no Level 3 securities or derivative instruments held by the Funds as of or during the six months ended September 30, 2025.

Foreign currency translation — Investment securities and other assets and liabilities denominated in or expected to settle in foreign currencies, if any, are translated into U.S. dollars based on exchange rates on the following basis:

A.	The fair values of investment securities and other assets and liabilities are translated as of the close of the NYSE each day.

B.	Purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing as of 4:00 p.m. Eastern time on the respective date of such transactions.

C.	The Funds do not isolate that portion of the results of operations caused by changes in foreign exchange rates on investments from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

THE DAVENPORT FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

Reported net realized foreign exchange gains or losses arise from 1) purchases and sales of foreign currencies and 2) the difference between the amounts of dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Reported net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities that result from changes in exchange rates.

Cash — Each Fund’s cash position, if any, is held in a bank account with balances which, at times, may exceed United States federally insured limits set by the amount covered by federal deposit insurance. The Funds maintain these balances with a high quality financial institution and may incur charges on cash overdrafts.

Share valuation — The NAV per share of each Fund is calculated daily by dividing the total value of its assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to the NAV per share.

Investment income — Interest income is accrued as earned. Discounts and premiums on fixed-income securities are amortized using the effective interest method. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the security received. The Funds record distributions received from investments in real estate investment trusts (also known as “REITs”) in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. These amounts are recorded once the issuers provide information about the actual classification of the distributions. Withholding taxes on foreign dividends have been recorded in accordance with the Funds’ understanding of the applicable country’s rules and tax rates.

Investment transactions — Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses on investment securities sold are determined on a specific identification basis.

Common expenses — Common expenses of the Trust are allocated among the Funds and the other series of the Trust based on relative net assets of each series or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders — Dividends arising from net investment income, if any, are declared and paid quarterly to shareholders of Davenport Core Leaders Fund, Davenport Value & Income Fund, Davenport Small Cap Focus Fund, Davenport Balanced Income Fund and Davenport Insider Buying Fund; and declared and paid semi-annually to shareholders of Davenport Equity Opportunities Fund. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions are recorded on the ex-dividend date.

THE DAVENPORT FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

The tax character of distributions paid during the periods ended September 30, 2025 and March 31, 2025 was as follows:

	Period Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
Davenport Core Leaders Fund	09/30/25	$2,582,630	$19,706,118	$22,288,748
	03/31/25	$1,309,623	$56,259,956	$57,569,579
Davenport Value & Income Fund	09/30/25	$8,461,346	$7,574,239	$16,035,585
	03/31/25	$15,263,731	$54,959,418	$70,223,149
Davenport Equity Opportunities Fund	09/30/25	$6,780,301	$1,921,147	$8,701,448
	03/31/25	$842,488	$—	$842,488
Davenport Small Cap Focus Fund	09/30/25	$1,298,235	$—	$1,298,235
	03/31/25	$12,316,389	$12,409,824	$24,726,213
Davenport Balanced Income Fund	09/30/25	$3,182,034	$1,144,453	$4,326,487
	03/31/25	$5,997,369	$2,796,335	$8,793,704
Davenport Insider Buying Fund	09/30/25	$296,466	$—	$296,466
	03/31/25	$760,550	$—	$760,550

Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, each as of the date of the financial statements, and the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal income tax — Each Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Funds of liability for federal income taxes to the extent 100% of their net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

THE DAVENPORT FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

The following information is computed on a tax basis for each item as of September 30, 2025:

	Davenport Core Leaders Fund	Davenport Value & Income Fund	Davenport Equity Opportunities Fund
Cost of investments	$668,215,343	$737,042,838	$631,547,126
Gross unrealized appreciation	$588,819,131	$286,414,440	$337,803,671
Gross unrealized depreciation	(22,919,026)	(36,568,062)	(75,662,811)
Net unrealized appreciation	565,900,105	249,846,378	262,140,860
Accumulated ordinary income (loss)	(120,971)	1,020,009	(357,565)
Other gains	21,211,520	28,457,863	15,533,442
Accumulated earnings	$586,990,654	$279,324,250	$277,316,737

	Davenport Small Cap Focus Fund	Davenport Balanced Income Fund	Davenport Insider Buying Fund
Cost of investments	$772,893,295	$230,422,854	$81,168,582
Gross unrealized appreciation	$187,323,330	$43,601,507	$12,437,529
Gross unrealized depreciation	(96,354,383)	(6,318,463)	(6,285,776)
Net unrealized appreciation	90,968,947	37,283,044	6,151,753
Accumulated ordinary income (loss)	1,106,729	453,708	(3,972)
Capital loss carryforwards	(34,544,164)	—	(1,848,639)
Other gains	5,563,598	4,225,781	480,291
Accumulated earnings	$63,095,110	$41,962,533	$4,779,433

The difference between the federal income tax cost of investments and the financial statement cost of investments for Davenport Core Leaders Fund, Davenport Value & Income Fund, Davenport Small Cap Focus Fund, Davenport Balanced Income Fund and Davenport Insider Buying Fund is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These timing differences are temporary in nature and are due to the tax deferral of losses on wash sales and adjustments to basis on partnerships.

As of March 31, 2025, Davenport Small Cap Focus Fund had short-term capital loss carryforwards (“CLCFs”) of $24,859,011 and long-term CLCFs of $9,685,153 and Davenport Insider Buying Fund had short-term CLCFs of $1,848,639 for federal income tax purposes. These CLCFs, which do not expire, may be utilized in the current and future years to offset net realized capital gains, if any.

The Funds recognize the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on Federal income tax returns for each Fund for the current and all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

THE DAVENPORT FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the six months ended September 30, 2025, the Funds did not incur any interest or penalties.

3. Investment Transactions

Investment transactions, other than short-term investments and U.S. government securities, were as follows for the six months ended September 30, 2025:

	Davenport Core Leaders Fund	Davenport Value & Income Fund	Davenport Equity Opportunities Fund
Purchases of investment securities	$62,792,988	$123,657,316	$88,672,260
Proceeds from sales and maturities of investment securities	$53,203,121	$142,085,223	$119,807,113

	Davenport Small Cap Focus Fund	Davenport Balanced Income Fund	Davenport Insider Buying Fund
Purchases of investment securities	$154,431,351	$32,404,543	$22,031,178
Proceeds from sales and maturities of investment securities	$230,662,128	$25,477,453	$29,865,255

During the six months ended September 30, 2025, cost of purchases and proceeds from sales of long-term U.S. government securities for Davenport Balanced Income Fund were $1,494,750 and $9,810,000, respectively.

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENTS

Each Fund’s investments are managed by the Adviser under the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, each Fund pays the Adviser a management fee, which is computed and accrued daily and paid monthly, at an annual rate of 0.75% of its average daily net assets. Certain officers and a Trustee of the Trust are also officers of the Adviser.

For the Davenport Insider Buying Fund, pursuant to an Expense Limitation Agreement between the Fund and the Adviser (the “ELA”), the Adviser has agreed, until August 1, 2026, to reduce its management fees and reimburse other expenses to limit total annual operating expenses (exclusive of acquired fund fees and expenses, brokerage costs, taxes, interest, costs to organize the Fund, and extraordinary expenses) to an amount not exceeding 1.25% of the Fund’s average daily net assets.

Under the terms of the ELA, management fee reductions and/or expenses reimbursed by the Adviser are subject to recoupment by the Fund for a period of 3 years from the date such fees and expenses were reduced or reimbursed, provided that the recoupments do not cause total operating expenses of the Fund to exceed the lesser of (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred.

THE DAVENPORT FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

For the six months ended September 30, 2025 the Adviser did not reduce its management fees.

A significant portion of the Funds’ investment trades are executed through an affiliated broker-dealer of the Adviser. No commissions are paid by the Funds to the Adviser or the affiliate for these trades.

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agent services to the Funds. The Funds pay Ultimus fees in accordance with the agreements for such services. In addition, the Funds pay out-of-pocket expenses including, but not limited to, postage, supplies, and certain costs related to the pricing of the Funds’ portfolio securities. Certain officers of the Trust are also officers of Ultimus, or of Ultimus Fund Distributors, LLC (the “Distributor”), the principal underwriter of each Fund’s shares and an affiliate of Ultimus. The Distributor is compensated by the Adviser (not the Funds) for acting as principal underwriter.

Northern Lights Compliance Services, LLC (“NLCS”) provides a Chief Compliance Officer and an Anti-Money Laundering Officer to the Trust, as well as related compliance services. Under the terms of the Consulting Agreement, NLCS receives fees from the Funds. NLCS is a wholly-owned subsidiary of Ultimus.

COMPENSATION OF TRUSTEES

Trustees and officers affiliated with the Adviser or Ultimus are not compensated by the Trust for their services. Each Trustee who is not an affiliated person of the Adviser or Ultimus receives from the Trust an annual retainer of $41,000, payable quarterly; a fee of $2,000 for attendance at each meeting of the Board of Trustees (except that such fee is $3,000 for the independent chair); and a fee of $1,000 for attendance at each meeting of any committee of the Board (except that such fee is $1,500 for the committee chair); plus reimbursement of travel and other expenses incurred in attending meetings. Each series of the Trust pays its share of such fees.

5. Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular business sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio would be adversely affected. As of September 30, 2025, Davenport Core Leaders Fund had 30.6% of the value of its net assets invested in common stocks within the Technology sector and Davenport Equity Opportunities Fund had 26.1% of the value of its net assets invested in common stocks within the Consumer Discretionary sector.

THE DAVENPORT FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

6. Affiliated Issuers

A company is considered an affiliate of a Fund under the 1940 Act if the Fund’s holdings in that company represent 5% or more of the outstanding voting shares of the company. The industry and percentage of net assets for these holdings can be found on the Davenport Small Cap Focus Fund’s Schedule of Investments. Further information on this holding for the six months ended September 30, 2025 appears below:

Golden Entertainment, Inc.
Percentage of Outstanding Voting Shares Owned	5.82%
Shares at Beginning of Period	$1,414,226
Shares Purchased During the Period	108,690
Shares at End of Period	1,522,916
Market Value at Beginning of Period	$37,321,424
Cost of Purchases During the Period	2,637,256
Change in Unrealized Appreciation (Depreciation)	(4,048,321)
Market Value at End of Period	$35,910,359
Dividend Income Earned During the Period	$737,883

7. Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from the performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

8. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and noted has no such events except for the following:

On November 18, 2025, the Board of Trustees elected Mark J. Seger to serve as an “Interested Trustee” due to his affiliation with Ultimus. This event occurred after the reporting period and does not affect the financial position at the end of the six-month period.

THE DAVENPORT FUNDS

ADDITIONAL INFORMATION (Unaudited)

Changes in and/or Disagreements with Accountants

There were no changes in and/or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

THE DAVENPORT FUNDS

Investment Adviser
Davenport & Company LLC
One James Center
901 East Cary Street
Richmond, Virginia 23219-4037

Administrator
Ultimus Fund Solutions, LLC
P.O. Box 46707
Cincinnati, Ohio 45246-0707
1-800-281-3217

Custodian
U.S. Bank, N.A.
425 Walnut Street
Cincinnati, Ohio 45202

Independent Registered Public
Accounting Firm
Cohen & Company, Ltd.
342 N Water Street,
Suite 830
Milwaukee, WI 53202

Legal Counsel
Sullivan & Worcester LLP
1666 K Street, N.W.
Washington, DC 20006

Board of Trustees
Robert S. Harris, Ph.D., Chairman
John P. Ackerly, IV
George K. Jennison
Harris V. Morrissette
Elizabeth W. Robertson
Mark J. Seger

Officers
John P. Ackerly, IV, President
Carly Carmichael, Vice President
Alison S. Crowder, Vice President
George L. Smith, III, Vice President

(b)	Included in (a)

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

The registrant’s Governance, Nominating, Compensation and QLCC Committee shall review shareholder recommendations to fill vacancies on the registrant’s board of trustees if such recommendations are submitted in writing, addressed to the Committee at the registrant’s offices and meet any minimum qualifications adopted by the Committee. The Committee may adopt, by resolution, a policy regarding its procedures for considering candidates for the board of trustees, including any recommended by shareholders.

Item 16.	Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1)	Code of Ethics: Not applicable

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principle executive officer and principle financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CRF 270.30a-2(a)): Attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30.a-2(b)): Attached hereto.

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Williamsburg Investment Trust

By (Signature and Title)*		/s/ David K. James
David James, Secretary

Date	December 3, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Thomas W. Leavell
Thomas W. Leavell, President & Principal Executive Officer
(The Government Street Equity Fund, The Government Street Opportunities Fund)

Date	December 3, 2025

By (Signature and Title)*		/s/ Charles M. Caravati III
Charles M. Caravati III, President & Principal Executive Officer
(The Jamestown Equity Fund)

Date	December 3, 2025

By (Signature and Title)*		/s/ John P. Ackerly IV
John P. Ackerly IV, President & Principal Executive Officer
(Davenport Core Leaders Fund, Davenport Value & Income Fund, Davenport Equity Opportunities Fund, Davenport Small Cap Focus Fund, Davenport Balanced Income Fund and Davenport Insider Buying Fund)

Date	December 3, 2025

By (Signature and Title)*		/s/ Angela A. Simmons
Angela A. Simmons, Treasurer and Principal Financial Officer

Date	December 3, 2025

*	Print the name and title of each signing officer under his or her signature.